UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Christopher M. Rohrbacher—Vice President and Secretary

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: June 30

Date of reporting period: March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Core Bond Fund

Portfolio of Investments    March 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 99.3%

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 48.2%

$700	American Credit Acceptance Receivables Trust 2016-1A, 144A	5.550%	6/13/22	AA	$716,761

862	American Homes 4 Rent, Series 2014-SFR2, 144A	3.786%	10/17/36	Aaa	881,361

500	American Homes 4 Rent, Series 2015-SFR2, 144A	5.036%	10/17/45	A2	534,073

600	AmeriCold LLC Trust, Series 2010, 144A	6.031%	1/14/29	AA+	634,604

998	Atlantic City Electric Transition Funding LLC, Transition Bonds, Series 2002-1	5.550%	10/20/23	AAA	1,048,961

667	Avid Automobile Receivables Trust 2018-1, 144A	2.840%	8/15/23	A	664,176

260	Bank of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7	4.366%	9/15/48	A–	263,139

165	Bank of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7	3.167%	9/15/48	BBB–	134,990

562	CarNow Auto Receivables Trust 2017-1A, 144A	2.920%	9/15/22	A	559,882

1,000	Citigroup Commercial Mortgage Trust Series 2012-GC8	3.024%	9/10/45	Aaa	996,416

725	Cold Storage Trust, Commercial Mortgage Backed Securities, Series 2017-ICE3, 144A, (1-Month LIBOR reference rate + 1.000% spread), (3)	2.777%	4/15/36	AAA	727,471

625	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26	4.493%	10/10/48	A–	611,787

313	Conns Receivables Funding Trust II, Series 2017-B, 144A	2.730%	7/15/20	BBB	312,700

445	Countrywide Asset-Backed Securities Inc. , Asset-Backed Certificates Series 2003-BC3, (1-Month LIBOR reference rate + 0.620% spread), (3)	2.492%	9/25/33	A	433,538

369	DB Master Finance LLC, Series 2015-1A, 144A	3.980%	2/20/45	BBB	371,785

587	Domino’s Pizza Master Issuer LLC, 144A, (3-Month LIBOR reference rate + 1.250% spread), (3)	2.995%	7/25/47	BBB+	591,911

200	Fannie Mae Grantor Trust, Series 2014-T1	2.898%	6/25/27	Aaa	193,576

541	Fannie Mae Mortgage Pool FN 725205	5.000%	3/01/34	N/R	585,129

865	Fannie Mae Mortgage Pool FN 960605	5.000%	8/01/37	N/R	934,240

1,034	Fannie Mae Mortgage Pool FN AD1593	4.500%	2/01/40	N/R	1,093,112

1,385	Fannie Mae Mortgage Pool FN AE0217	4.500%	8/01/40	N/R	1,464,280

1,042	Fannie Mae Mortgage Pool FN 890310	4.500%	12/01/40	N/R	1,101,858

1,629	Fannie Mae Mortgage Pool FN AB2085	4.000%	1/01/41	N/R	1,683,468

625	Fannie Mae Mortgage Pool FN AH3804	4.000%	2/01/41	N/R	645,879

1,670	Fannie Mae Mortgage Pool FN AH5575	4.000%	2/01/41	N/R	1,725,438

1,334	Fannie Mae Mortgage Pool FN AE0981	3.500%	3/01/41	N/R	1,345,785

1,507	Fannie Mae Mortgage Pool FN AL0215	4.500%	4/01/41	N/R	1,593,313

1,356	Fannie Mae Mortgage Pool FN AH8954	4.000%	4/01/41	N/R	1,401,414

781	Fannie Mae Mortgage Pool FN AL0160	4.500%	5/01/41	N/R	826,208

1,224	Fannie Mae Mortgage Pool FN MA1028	4.000%	4/01/42	N/R	1,264,219

2,424	Fannie Mae Mortgage Pool FN AB9659	3.000%	6/01/43	N/R	2,384,880

Nuveen Core Bond Fund (continued)

Portfolio of Investments    March 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$1,096	Fannie Mae Mortgage Pool FN AU3353	3.000%	8/01/43	N/R	$1,078,535

1,352	Fannie Mae Mortgage Pool FN AS6398	3.500%	12/01/45	N/R	1,355,833

472	Fannie Mae Mortgage Pool FN G08687	3.500%	1/01/46	N/R	474,047

773	Fannie Mae Mortgage Pool FN BC0830	3.000%	4/01/46	N/R	754,041

1,537	Fannie Mae Mortgage Pool FN BH7626	4.000%	8/01/47	N/R	1,578,211

1,903	Fannie Mae Mortgage Pool FN BE3671	4.000%	6/01/47	N/R	1,959,515

1	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates	6.500%	7/25/20	N/R	1,295

1,290	Fannie Mae TBA, Mortgage Pool, (WI/DD)	4.000%	TBA	N/R	1,323,195

1,150	Fannie Mae TBA, Mortgage Pool, (WI/DD)	3.000%	TBA	N/R	1,120,636

2	Federal Home Loan Mortgage Corporation, REMIC	7.500%	11/15/21	N/R	2,014

4	Federal Home Loan Mortgage Corporation, REMIC	6.000%	5/15/22	N/R	3,756

496	Flagstar Mortgage Trust, Series 2017-2, 144A	3.500%	10/25/47	Aaa	495,101

511	Focus Brands Funding LLC, Asset Backed Security, 144A	5.093%	4/30/47	BBB	527,274

2,340	Freddie Mac Gold Pool FG G18685, (WI/DD)	3.500%	4/01/33	N/R	2,387,821

584	Freddie Mac Gold Pool FG G05852	5.500%	3/01/39	N/R	638,086

740	Ginnie Mae Mortgage Pool G2 MA2521	3.500%	1/20/45	N/R	747,740

425	GLS Auto Receivables Trust 2017-1A, 144A	2.670%	4/15/21	A	423,548

2,041	Government National Mortgage Association Pool	3.500%	6/15/42	N/R	2,070,737

780	GS Mortgage Securities Corp Trust 2018-CHILL, 144A, (1-Month LIBOR reference rate + 0.750% spread), (3)	2.527%	2/15/37	Aaa	779,973

1,025	Invitation Homes 2018-SFR1 Trust, 144A, (1-Month LIBOR reference rate + 0.700% spread), (3)	2.508%	3/17/37	Aaa	1,028,283

1,084	Invitation Homes Trust 2015-SFR3, 144A, (1-Month LIBOR reference rate + 1.300% spread), 144A, (3)	3.050%	8/17/32	Aaa	1,084,618

338	Invitation Homes Trust 2017-SFR3, (1-Month LIBOR reference rate + 0.850% spread), 144A, (3)	2.658%	12/17/36	Aaa	340,935

690	J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-BCON	3.735%	1/05/31	AAA	706,304

908	JP Morgan Mortgage Trust, Series 2016-A5, 144A	3.500%	5/25/46	Aaa	911,221

608	JP Morgan Mortgage Trust, Series 2017-1, 144A	3.500%	1/25/47	Aaa	610,242

83	Master Resecuritization Trust 2009-1, 144A	6.000%	10/25/36	AAA	82,968

800	Mercedes-Benz Auto Lease Trust 2017-A	1.530%	8/15/19	AAA	798,261

658	Mid-State Trust 2010-1, 144A	7.000%	12/15/45	A	706,176

750	New Residential Advance Receivable Trust, Series 2016-T3, 144A	2.833%	10/16/51	AAA	726,647

775	New Residential Advance Receivable Trust, Series 2017-T1, 144A	3.214%	2/15/51	AAA	770,556

578	New Residential Mortgage Loan Trust, Mortgage Pass Through Certificates, Series 2017-3A, 144A	4.000%	4/25/57	AAA	587,478

541	New Residential Mortgage Loan Trust, Mortgage Pass Through Certificates, Series 2017-6A, 144A	4.000%	8/27/57	Aaa	549,493

568	New Residential Mortgage Loan Trust, Series 2017-1A, 144A	4.000%	2/25/57	AAA	579,060

950	OMART Receivables Trust, Series 2016-T1, 144A	2.521%	8/17/48	AAA	949,742

650	OMART Receivables Trust, Series 2017-T1, 144A	2.499%	9/15/48	AAA	649,948

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$565	OneMain Financial Issuance Trust, Series 2015-2A, 144A	3.100%	7/18/25	AA+	$565,075

331	Sofi Professional Loan Program 2016-A LLC, 144A	2.760%	12/26/36	Aaa	327,596

710	Synchrony Credit Card Master Note Trust, Series 2017-1	1.930%	6/15/23	Aaa	697,233

745	TCF Auto Receivables Owner Trust, Series 2016-1A, 144A	1.710%	4/15/21	AAA	740,297

535	Tricon American Homes Trust, Series 2017-SFRI, 144A	2.716%	9/17/34	Aaa	523,104

818	U.S. Small Business Administration Guaranteed Participating Securities, Participation Certificates, Series 2010-P10B	3.215%	9/10/20	N/R	825,967

1,450	United States Department of Veterans, Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, Series 2011-1	3.750%	2/15/35	N/R	1,471,808

626	Wendy’s Funding LLC, Series 2015-1A, 144A	4.080%	6/15/45	BBB	634,827
$61,278	Total Asset-Backed and Mortgage-Backed Securities (cost $62,092,154)				62,315,551

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 44.2%

	Airlines – 0.3%

$357	American Airlines Inc., Pass Through Trust 2016-1A	3.575%	1/15/28	AA+	$353,307

	Auto Components – 0.3%

355	Lear Corporation	5.375%	3/15/24	BBB–	372,287

	Automobiles – 0.6%

750	General Motors Corporation	4.000%	4/01/25	BBB	741,042

	Banks – 6.5%

157	Bank of America Corporation	4.000%	4/01/24	A	160,366

490	Bank of America Corporation	3.875%	8/01/25	A	493,459

140	Bank of America Corporation, 144A	3.419%	12/20/28	A	134,010

1,000	Bank of America Corporation	4.450%	3/03/26	A–	1,020,946

460	Barclays Bank PLC	3.650%	3/16/25	A	443,131

645	Citigroup Inc.	4.500%	1/14/22	A	670,067

650	Citigroup Inc.	3.300%	4/27/25	A	630,623

365	Citigroup Inc.	4.300%	11/20/26	A–	364,971

807	Fifth Third Bancorp.	3.500%	3/15/22	A–	809,986

400	ING Groep N.V	3.950%	3/29/27	A+	396,548

505	JPMorgan Chase & Company	3.200%	1/25/23	A+	500,048

695	JPMorgan Chase & Company	3.875%	9/10/24	A	693,545

700	JPMorgan Chase & Company	4.260%	2/22/48	A+	702,913

810	Santander UK PLC	2.125%	11/03/20	Aa3	791,060

570	SunTrust Banks Inc.	2.450%	8/01/22	A–	548,997
8,394	Total Banks				8,360,670

Nuveen Core Bond Fund (continued)

Portfolio of Investments    March 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Beverages – 1.4%

$1,395	Anheuser Busch InBev Financial Incorporated, Fixed Rate Note, Series 2016	3.650%	2/01/26	A–	$1,385,871

420	Dr. Pepper Snapple Group Inc.	2.550%	9/15/26	BBB+	375,102
1,815	Total Beverages				1,760,973

	Biotechnology – 1.3%

500	Baxalta, Inc.	4.000%	6/23/25	BBB–	498,916

630	Biogen Inc.	3.625%	9/15/22	A–	635,773

595	Celgene Corporation, Convertible Notes	3.625%	5/15/24	BBB+	587,213
1,725	Total Biotechnology				1,721,902

	Capital Markets – 5.4%

665	Charles Schwab Corporation	3.000%	3/10/25	A	644,565

1,280	Goldman Sachs Group, Inc.	5.750%	1/24/22	A	1,384,666

800	Goldman Sachs Group, Inc.	6.750%	10/01/37	A–	1,000,865

460	Lazard Group LLC	3.625%	3/01/27	A–	447,081

1,740	Morgan Stanley	4.000%	7/23/25	A	1,754,314

685	Morgan Stanley	3.950%	4/23/27	A–	666,529

1,105	State Street Corporation	3.300%	12/16/24	AA–	1,095,090
6,735	Total Capital Markets				6,993,110

	Chemicals – 0.8%

500	Agrium Inc.	3.375%	3/15/25	BBB	485,137

550	LYB International Finance BV	4.000%	7/15/23	BBB+	560,073
1,050	Total Chemicals				1,045,210

	Commercial Services & Supplies – 0.3%

430	AerCap Ireland Capital Limited / AerCap Global Aviation Trust	3.950%	2/01/22	BBB–	431,693

	Consumer Finance – 0.8%

490	Capital One Financial Corporation.	3.750%	3/09/27	A–	472,949

545	Discover Financial Services	5.200%	4/27/22	BBB+	571,335
1,035	Total Consumer Finance				1,044,284

	Containers & Packaging – 0.4%

480	Packaging Corporation of America	3.650%	9/15/24	BBB	480,908

	Diversified Financial Services – 2.2%

990	Berkshire Hathaway Inc.	3.125%	3/15/26	AA	964,342

525	BNP Paribas, 144A	4.375%	5/12/26	A	523,067

365	Jefferies Group Inc.	4.850%	1/15/27	BBB	373,028

995	Rabobank Nederland	3.875%	2/08/22	Aa3	1,015,884
2,875	Total Diversified Financial Services				2,876,321

	Diversified Telecommunication Services – 1.6%

360	AT&T, Inc.	3.800%	3/15/22	A–	364,968

685	AT&T, Inc.	3.400%	8/14/24	A–	688,137

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Diversified Telecommunication Services (continued)

$365	AT&T, Inc.	4.750%	5/15/46	A–	$353,906

750	Verizon Communications	4.125%	8/15/46	A–	673,782
2,160	Total Diversified Telecommunication Services				2,080,793

	Equity Real Estate Investment Trusts – 0.8%

635	American Tower Company	5.000%	2/15/24	BBB	670,032

380	Crown Castle International Corporation	3.700%	6/15/26	BBB–	365,473
1,015	Total Equity Real Estate Investment Trusts				1,035,505

	Food & Staples Retailing – 1.0%

730	Sysco Corporation	3.750%	10/01/25	A3	734,511

515	Walgreen Company	3.100%	9/15/22	BBB	504,168
1,245	Total Food & Staples Retailing				1,238,679

	Food Products – 0.4%

500	Bunge Limited Finance Company	3.250%	8/15/26	BBB	469,787

	Health Care Providers & Services – 2.1%

630	Anthem, Inc.	3.125%	5/15/22	A	621,459

930	CVS Health Corporation.	3.875%	7/20/25	Baa1	921,418

1,215	UnitedHealth Group Incorporated	2.875%	3/15/22	A+	1,200,875
2,775	Total Health Care Providers & Services				2,743,752

	Hotels, Restaurants & Leisure – 0.8%

1,025	Hyatt Hotels Corporation	3.375%	7/15/23	BBB	1,015,124

	Household Durables – 0.4%

545	Newell Brands Inc.	4.200%	4/01/26	BBB–	539,854

	Industrial Conglomerates – 0.5%

635	GE Capital International Funding CO	4.418%	11/15/35	A+	618,545

	Insurance – 4.0%

131	AFLAC Insurance	6.450%	8/15/40	A–	166,918

620	American International Group, Inc.	3.750%	7/10/25	BBB+	610,168

375	CNA Financial Corporation	3.450%	8/15/27	BBB+	356,106

750	Lincoln National Corporation	4.000%	9/01/23	A–	765,871

600	MetLife Inc.	3.000%	3/01/25	A–	576,616

940	Prudential Financial Inc.	3.500%	5/15/24	A	937,103

525	Swiss Re Treasury US Corporation, 144A	4.250%	12/06/42	AA–	535,842

465	Symetra Financial Corporation	4.250%	7/15/24	Baa1	462,867

435	Unum Group	4.000%	3/15/24	BBB	440,693

365	Willis North America, Inc.	3.600%	5/15/24	BBB	358,896
5,206	Total Insurance				5,211,080

Nuveen Core Bond Fund (continued)

Portfolio of Investments    March 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Internet and Direct Marketing Retail – 0.4%

$560	Amazon.com Incorporated.	3.800%	12/05/24	AA–	$573,922

	Internet Software & Services – 0.5%

655	eBay Inc.	3.800%	3/09/22	BBB+	665,415

	IT Services – 0.7%

955	Visa Inc.	3.150%	12/14/25	A+	936,108

	Machinery – 1.1%

830	Ingersoll-Rand Luxembourg Finance SA	3.550%	11/01/24	BBB	829,312

640	John Deere Capital Corporation	2.650%	6/24/24	A	613,739
1,470	Total Machinery				1,443,051

	Media – 2.6%

605	21st Century Fox America Inc.	4.000%	10/01/23	BBB+	619,514

510	CBS Corporation	4.900%	8/15/44	BBB	511,040

885	Comcast Corporation	6.400%	4/30/40	A–	1,135,445

435	Cox Communications Inc., 144A	3.350%	9/15/26	BBB+	413,915

660	Discovery Communications Inc.	3.800%	3/13/24	BBB–	651,919
3,095	Total Media				3,331,833

	Metals & Mining – 0.4%

495	Nucor Corporation	4.000%	8/01/23	A–	512,184

	Multi-Utilities – 0.2%

285	Sempra Energy	3.400%	2/01/28	BBB+	272,548

	Oil, Gas & Consumable Fuels – 2.0%

335	BP Capital Markets PLC	2.520%	9/19/22	A1	325,154

550	EOG Resources Inc.	4.100%	2/01/21	BBB+	562,570

340	Occidental Petroleum Corporation	3.400%	4/15/26	A	336,109

270	Sabine Pass Liquefaction LLC.	5.875%	6/30/26	BBB–	294,948

590	Spectra Energy Partners LP	4.750%	3/15/24	BBB+	619,500

540	Valero Energy Corporation	3.400%	9/15/26	BBB	517,790
2,625	Total Oil, Gas & Consumable Fuels				2,656,071

	Pharmaceuticals – 0.7%

995	Merck & Company Inc.	2.750%	2/10/25	AA	958,538

	Road & Rail – 0.7%

895	Burlington Northern Santa Fe, LLC	3.400%	9/01/24	A+	897,362

	Semiconductors & Semiconductor Equipment – 1.1%

740	Applied Materials Inc.	4.300%	6/15/21	A–	768,431

630	Intel Corporation	3.150%	5/11/27	A+	615,783
1,370	Total Semiconductors & Semiconductor Equipment				1,384,214

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Specialty Retail – 0.7%

$520	Home Depot, Inc.	2.625%	6/01/22	A	$512,075

455	Lowes Companies, Inc.	3.100%	5/03/27	A–	438,004
975	Total Specialty Retail				950,079

	Tobacco – 0.4%

520	Reynolds American Inc.	3.250%	11/01/22	BBB+	513,106

	Wireless Telecommunication Services – 0.8%

510	Rogers Communications Inc.	3.625%	12/15/25	BBB+	507,908

525	Telefonica Emisiones SAU	4.103%	3/08/27	BBB	524,122
1,035	Total Wireless Telecommunication Services				1,032,030
$57,037	Total Corporate Bonds (cost $57,457,053)				57,261,287

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 6.4%

$1,390	U.S. Treasury Bonds	2.250%	8/15/46	Aaa	$1,194,592

1,525	U.S. Treasury Bonds	2.750%	8/15/47	Aaa	1,454,301

3,160	U.S. Treasury Bonds	2.875%	11/15/46	Aaa	3,092,323

1,650	U.S. Treasury Bonds	2.750%	11/15/47	Aaa	1,573,883

1,025	U.S. Treasury Notes	2.250%	11/15/27	Aaa	981,100
$8,750	Total U.S. Government and Agency Obligations (cost $8,305,975)				8,296,199

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 0.5%

	Banks – 0.5%

$700	Wachovia Capital Trust III	5.570%	N/A (4)	Baa2	$697,410
$700	Total $1,000 Par (or similar) Institutional Preferred (cost $622,012)				697,410
	Total Long-Term Investments (cost $128,477,194)				128,570,447

Shares	Description (1)	Coupon			Value

	SHORT-TERM INVESTMENTS – 3.0%

	Money Market Funds – 3.0%

3,875,514	First American Treasury Obligations Fund, Class Z	1.520% (5)			$3,875,514
	Total Short-Term Investments (cost $3,875,514)				3,875,514
	Total Investments (cost $132,352,708) – 102.3%				132,445,961
	Other Assets Less Liabilities – (2.3)% (6)				(2,979,704)
	Net Assets – 100%				$129,466,257

Nuveen Core Bond Fund (continued)

Portfolio of Investments    March 31, 2018

(Unaudited)

Investments in Derivatives

Futures Contracts

Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount*	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 2-Year Note	Short	(15)	6/18	$(3,188,777)	$(3,189,141)	$(364)	$(469)
U.S. Treasury 5-Year Note	Long	23	6/18	2,625,338	2,632,602	7,264	3,091
U.S. Treasury 10-Year Note	Short	(24)	6/18	(2,887,876)	(2,907,375)	(19,499)	(5,625)
U.S. Treasury Long Bond	Long	10	6/18	1,440,401	1,466,250	25,849	7,500
U.S. Treasury Ultra 10-Year Note	Short	(28)	6/18	(3,596,740)	(3,636,063)	(39,323)	(10,938)
U.S. Treasury Ultra Bond	Long	21	6/18	3,293,893	3,369,844	75,951	22,193
Total				$(2,313,761)	$(2,263,883)	$49,878	$15,752
* The aggregate notional amount of long and short positions is $7,359,632 and $(9,673,393), respectively.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Asset-Backed and Mortgage-Backed Securities	$—	$62,315,551	$—	$62,315,551
Corporate Bonds	—	57,261,287	—	57,261,287
U.S Government and Agency Obligations	—	8,296,199	—	8,296,199
$1,000 Par (or similar) Institutional Preferred	—	697,410	—	697,410
Short-Term Investments:
Money Market Funds	3,875,514	—	—	3,875,514
Investments in Derivatives:
Futures Contracts*	49,878	—	—	49,878
Total	$3,925,392	$128,570,447	$—	$132,495,839
* Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment, temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of March 31, 2018.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$132,368,362
Gross unrealized:
Appreciation	$1,410,143
Depreciation	(1,332,544)
Net unrealized appreciation (depreciation) of investments	$77,599

Tax cost of futures	$49,878
Net unrealized appreciation (depreciation) of futures	—

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(4)	Perpetual security. Maturity date is not applicable.

(5)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

(6)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives, when applicable.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

LIBOR	London Inter-Bank Offered Rate.

TBA	To be announced. Maturity date not known prior to the settlement of this transaction.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Nuveen Core Plus Bond Fund

Portfolio of Investments    March 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 97.9%

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 41.6%

$2,420	Ally Auto Receivables Trust, Series 2017-3	2.010%	3/15/22	AAA	$2,375,403

2,590	American Express Credit Card Master Trust, Series 2017-1	1.930%	9/15/22	Aaa	2,555,077

3,165	AmeriCold LLC Trust, Series 2010, 144A	6.811%	1/14/29	AA–	3,392,938

2,165	Bank 2017, Mortgage Series BNK4	3.625%	5/15/50	Aaa	2,177,069

540	Bank of America Commercial Mortgage Inc. , Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7	4.366%	9/15/48	A–	546,519

345	Bank of America Commercial Mortgage Inc. , Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7	3.167%	9/15/48	BBB–	282,252

2,500	Bank of America Credit Card Trust, Series 2017-A1	1.950%	8/15/22	Aaa	2,465,316

85	Bank of America Funding Trust, Mortgage Pass-Through Certificates, Series 2007-4	5.500%	6/25/37	C	9,506

1,100	Barclays Commercial Mortgage, Mortgage Pass-Through Certificates, Series 2015-STP, 144A	4.427%	9/10/28	BBB–	1,094,461

768	Bayview Financial Mortgage Pass-Through Trust, Mortgage Pass-Through Certificate Series 2005-D	5.500%	12/28/35	A+	776,158

1,510	Capital One Multi-Asset Execution Trust, Series 2016-A4	1.330%	6/15/22	AAA	1,484,016

2,342	CitiBank Credit Card Issuance Trust, Series 2014-A1	2.880%	1/23/23	Aaa	2,346,825

2,360	Citibank Credit Card Issuance Trust, Series 2014-A6	2.150%	7/15/21	Aaa	2,347,012

2,040	CitiBank Credit Card Issuance Trust, Series 2017-A8	1.860%	8/08/22	AAA	1,998,074

1,785	Commercial Mortgage Pass-Through Certificates 2015-CR22	4.259%	3/10/48	A–	1,749,603

1,485	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26	4.643%	10/10/48	A–	1,453,607

1,795	Commercial Mortgage Pass-Through Certificates, Series 2016-SAVA, 144A, (1-Month LIBOR reference rate + 2.300% spread), (3)	4.040%	10/15/34	AA–	1,798,728

1,793	Credit Suisse First Boston Mortgage Securities Corporation, Mortgage-Backed Pass-Through Certificates, Series 2003-8	6.140%	4/25/33	Ba1	1,781,553

1,552	DB Master Finance LLC, Series 2015-1A, 144A	3.980%	2/20/45	BBB	1,565,409

1,165	Discover Card Execution Note Trust 2012-A6	1.670%	1/18/22	AAA	1,151,812

930	Discover Card Execution Trust 2015-A2	1.900%	10/17/22	AAA	915,090

1,485	Discover Card Execution Trust 2017-A2	2.390%	7/15/24	AAA	1,457,439

1,736	Dominos Pizza Master Issuer LLC, Series 2017-1A, 144A	3.082%	7/25/47	BBB+	1,699,692

866	Domino’s Pizza Master Issuer LLC, 144A, (3-Month LIBOR reference rate + 1.250% spread), (3)	2.995%	7/25/47	BBB+	872,818

212	Fannie Mae Mortgage Pool FN 254513	6.000%	10/01/22	N/R	236,039

650	Fannie Mae Mortgage Pool FN 255575	5.500%	1/01/25	N/R	705,718

52	Fannie Mae Mortgage Pool FN 340798	7.000%	4/01/26	N/R	54,693

42	Fannie Mae Mortgage Pool FN 250551	7.000%	5/01/26	N/R	45,810

451	Fannie Mae Mortgage Pool FN 256852	6.000%	8/01/27	N/R	501,589

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$191		Fannie Mae Mortgage Pool FN 252255	6.500%	2/01/29	N/R	$213,071

364		Fannie Mae Mortgage Pool FN 254169	6.500%	12/01/31	N/R	402,295

452		Fannie Mae Mortgage Pool FN 745101	6.000%	4/01/32	N/R	495,545

375		Fannie Mae Mortgage Pool FN 254379	7.000%	7/01/32	N/R	423,641

126		Fannie Mae Mortgage Pool FN 545813	7.000%	7/01/32	N/R	141,785

86		Fannie Mae Mortgage Pool FN 545815	7.000%	7/01/32	N/R	98,731

602		Fannie Mae Mortgage Pool FN 688330	6.000%	3/01/33	N/R	677,971

481		Fannie Mae Mortgage Pool FN 555798	6.500%	5/01/33	N/R	537,159

1,315		Fannie Mae Mortgage Pool FN 709446	5.500%	7/01/33	N/R	1,454,348

942		Fannie Mae Mortgage Pool FN 735273	6.500%	6/01/34	N/R	1,052,789

101		Fannie Mae Mortgage Pool FN 781776	6.000%	10/01/34	N/R	112,906

316		Fannie Mae Mortgage Pool FN 885536	6.000%	8/01/36	N/R	358,494

396		Fannie Mae Mortgage Pool FN 900555	6.000%	9/01/36	N/R	451,470

113		Fannie Mae Mortgage Pool FN 256845	6.500%	8/01/37	N/R	127,199

88		Fannie Mae Mortgage Pool FN 256890	6.000%	9/01/37	N/R	91,974

—	(4)	Fannie Mae Mortgage Pool FN 983077	5.000%	5/01/38	N/R	133

—	(4)	Fannie Mae Mortgage Pool FN 985344	5.500%	7/01/38	N/R	89

1,597		Fannie Mae Mortgage Pool FN AC1877	4.500%	9/01/39	N/R	1,688,541

1,341		Fannie Mae Mortgage Pool FN 932323	4.500%	12/01/39	N/R	1,417,176

1,498		Fannie Mae Mortgage Pool FN AD4375	5.000%	5/01/40	N/R	1,610,702

2,819		Fannie Mae Mortgage Pool FN AE7265	4.000%	1/01/41	N/R	2,912,375

722		Fannie Mae Mortgage Pool FN MA1028	4.000%	4/01/42	N/R	745,749

2,688		Fannie Mae Mortgage Pool FN AT2722	3.000%	5/01/43	N/R	2,644,543

1,577		Fannie Mae Mortgage Pool FN AS3907	4.000%	11/01/44	N/R	1,620,584

1,519		Fannie Mae Mortgage Pool FN MA2484	4.000%	12/01/45	N/R	1,559,066

3,522		Fannie Mae Mortgage Pool FN AS6386	3.000%	12/01/45	N/R	3,435,147

2,013		Fannie Mae Mortgage Pool FN AS6652	3.500%	2/01/46	N/R	2,017,915

2,188		Fannie Mae Mortgage Pool FN AS6880	3.500%	3/01/46	N/R	2,193,608

3,262		Fannie Mae Mortgage Pool FN AS7544	3.500%	7/01/46	N/R	3,271,062

5,966		Fannie Mae Mortgage Pool FN MA2808	4.000%	11/01/46	N/R	6,123,746

3,279		Fannie Mae Mortgage Pool FN MA3058	4.000%	7/01/47	N/R	3,367,376

3,675		Fannie Mae Mortgage Pools FN BC0823	3.500%	4/01/46	N/R	3,685,083

—	(4)	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates R 1988-24 G	7.000%	10/25/18	N/R	197

—	(4)	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates R 1989-44 H	9.000%	7/25/19	N/R	285

—	(4)	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates R 1989-90 E	8.700%	12/25/19	N/R	332

1		Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates R 1990-30 E	6.500%	3/25/20	N/R	723

Nuveen Core Plus Bond Fund (continued)

Portfolio of Investments    March 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$2	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates R 1990-61 H	7.000%	6/25/20	N/R	$2,412

2	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates R 1990-72 B	9.000%	7/25/20	N/R	2,312

4	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates R 1990-102 J	6.500%	8/25/20	N/R	3,857

25	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates R 1990-105 J	6.500%	9/25/20	N/R	25,328

7	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates R 1991-56 M	6.750%	6/25/21	N/R	7,296

19	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates R 1991-134 Z	7.000%	10/25/21	N/R	20,058

2	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates R 1992-120 C	6.500%	7/25/22	N/R	1,882

109	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates R 1996-35 Z	7.000%	7/25/26	N/R	118,430

678	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates R 2005-62 JE	5.000%	6/25/35	N/R	700,982

674	Fannie Mae REMIC Pass-Through Certificates W 2003-W1 B1	3.675%	12/25/42	N/R	270,379

1,000	Fannie Mae TBA, Mortgage Pool, (WI/DD)	5.000%	TBA	N/R	1,067,887

1,395	Fannie Mae TBA, Mortgage Pool, (WI/DD)	4.500%	TBA	N/R	1,460,177

1,195	Fannie Mae TBA, Mortgage Pool, (WI/DD)	4.000%	TBA	N/R	1,225,751

3,175	Fannie Mae TBA, Mortgage Pool, (WI/DD)	3.500%	TBA	N/R	3,179,504

7,360	Fannie Mae TBA, Mortgage Pool, (WI/DD)	3.000%	TBA	N/R	7,172,069

2	Federal Home Loan Mortgage Corporation, REMIC R 1022 J	6.000%	12/15/20	N/R	2,152

3	Federal Home Loan Mortgage Corporation, REMIC R 162 F	7.000%	5/15/21	N/R	3,001

4	Federal Home Loan Mortgage Corporation, REMIC R 1118 Z	8.250%	7/15/21	N/R	3,744

16	Federal Home Loan Mortgage Corporation, REMIC R 188 H	7.000%	9/15/21	N/R	16,461

2	Federal Home Loan Mortgage Corporation, REMIC R 1790 A	7.000%	4/15/22	N/R	2,046

203	Federal Home Loan Mortgage Corporation, REMIC R 3591 FP, (1-Month LIBOR reference rate + 0.600% spread), (3)	2.377%	6/15/39	N/R	204,377

1,815	Fifth Third Auto Trust, Series 2017-1	1.800%	2/15/22	AAA	1,785,729

1,360	Focus Brands Funding LLC, Asset Backed Security, 144A	5.093%	4/30/47	BBB	1,402,652

8,803	Freddie Mac Gold Mortgage Pool FG G08788	3.500%	11/01/47	N/R	8,823,739

8	Freddie Mac Mortgage Pool, Various FG P10032	4.500%	5/1/2018	N/R	8,492

199	Freddie Mac Mortgage Pool, Various FG C00676	6.500%	11/01/28	N/R	224,254

327	Freddie Mac Mortgage Pool, Various FG A172212	6.500%	7/1/2031	N/R	368,160

150	Freddie Mac Mortgage Pool, Various FG A15521	6.000%	11/01/33	N/R	166,429

83	Freddie Mac Mortgage Pool, Various FG H09059	7.000%	8/01/37	N/R	89,740

393	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2005-RP2 1A2, 144A	7.500%	3/25/35	B1	423,006

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$447	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2005-RP3 1A2, 144A	7.500%	9/25/35	B3	$477,951

1,175	Goldman Sachs Mortgage Securities Trust, Mortgage Pass Through Certificates, Series 2015-GC32	3.345%	7/10/48	BBB–	950,838

78	Government National Mortgage Association Pool GN 537699	7.500%	11/15/30	N/R	84,334

2,028	Government National Mortgage Association Pool GN 4946	4.500%	2/20/41	N/R	2,131,583

851	Invitation Homes Trust 2017-SFR3, 144A, (1-Month LIBOR reference rate + 0.850% spread), (3)	2.658%	12/17/36	Aaa	857,351

1,910	JP Morgan Chase Commercial Mortgage Securities Corporation, Pass Through Certificates Trust 2017-MAUI, 144A, (1-Month LIBOR reference rate + 0.830% spread), (3)	2.548%	7/15/34	AAA	1,913,641

2,055	JP Morgan Chase Commercial Mortgage Securities Trust, Pass-Through Certificates 2017-JP5	3.723%	3/15/50	Aaa	2,081,729

124	Master Resecuritization Trust 2009-1, 144A	6.000%	10/25/36	AAA	124,451

1,325	Mid-State Capital Corporation Trust Notes, Series 2005-1	5.745%	1/15/40	AA	1,428,416

1,290	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, 144A	4.755%	6/15/47	BBB–	1,142,994

895	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, 144A	4.241%	4/15/48	BBB–	756,787

479	Mortgage Asset Securitization Transaction Inc., Alternative Loan Trust Mortgage Pass-Through Certificates Series 2004-1	7.000%	1/25/34	BBB–	487,756

970	New Residential Advance Receivable Trust , Series 2016-T1, 144A	4.377%	6/15/49	BBB	964,787

1,455	New Residential Advance Receivable Trust, Series 2017-T1, 144A	4.002%	2/15/51	BBB	1,430,743

1,434	New Residential Mortgage Loan Trust, Mortgage Pass Through Certificates, Series 2017-6A, 144A	4.000%	8/27/57	Aaa	1,456,157

1,915	OMART Receivables Trust, Series 2016-T2, 144A	4.446%	8/16/49	BBB	1,937,810

1,944	Shellpoint Co-Originator Trust, Series 2017-2, 144A	3.500%	10/25/47	Aaa	1,951,092

1,435	Starwood Waypoint Homes Trust, 2017-1, 144A, (1-Month LIBOR reference rate + 0.950% spread), (3)	2.727%	1/17/35	Aaa	1,442,488

864	Taco Bell Funding LLC, Series 2016-1A, 144A	4.377%	5/25/46	BBB	885,526

1,400	Tricon American Homes Trust, Series 2017-SFRI, 144A	2.716%	9/17/34	Aaa	1,368,871

2,198	United States Department of Veterans, Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, Series 2011-1	3.750%	2/15/35	N/R	2,231,261

1,100	Wachovia Mortgage Loan Trust LLC, Mortgage Pass-Through Certificates, Series 2005-B	3.753%	10/20/35	D	1,074,915

2,650	Wells Fargo Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-C29	3.637%	6/15/48	Aaa	2,672,915

920	Wells Fargo Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-C30, 144A	4.497%	9/15/58	BBB–	832,424

1,240	World Omni Auto Receivables Trust, Series 2016-B	1.300%	2/15/22	AAA	1,221,554

1,534	American Homes 4 Rent, Series 2014-SFR2, 144A	3.786%	10/17/36	Aaa	1,570,075
$146,275	Total Asset-Backed and Mortgage-Backed Securities (cost $146,458,001)				147,034,791

Nuveen Core Plus Bond Fund (continued)

Portfolio of Investments    March 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 40.7%

	Aerospace & Defense – 1.2%

$1,530	Airbus SE, 144A	3.150%	4/10/27	A+	$1,492,425

1,295	BAE Systems Holdings, 144A	3.850%	12/15/25	BBB	1,304,794

1,625	Rockwell Collins Inc.	3.500%	3/15/27	BBB	1,566,752
4,450	Total Aerospace & Defense				4,363,971

	Air Freight & Logistics – 0.3%

1,095	FedEx Corporation	3.250%	4/01/26	BBB	1,063,357

	Airlines – 1.1%

1,211	American Airlines Inc., Pass Through Trust 2016-1A	3.575%	1/15/28	AA+	1,197,571

1,265	British Airways 2018-1 Class AA Pass Through Trust, 144A	3.800%	9/20/31	Aa2	1,271,325

1,405	Northwest Airlines Trust Pass Through Certificates 2007-1	7.027%	11/01/19	A	1,479,219
3,881	Total Airlines				3,948,115

	Banks – 7.5%

1,105	Banco Santander SA	3.800%	2/23/28	A–	1,065,281

2,322	Bank of America Corporation, 144A	3.419%	12/20/28	A	2,222,651

792	Bank of America Corporation	4.000%	4/01/24	A	808,982

2,250	Bank of America Corporation	4.250%	10/22/26	A–	2,264,356

1,815	Barclays Bank PLC	3.650%	3/16/25	A	1,748,442

1,695	Citigroup Inc.	4.500%	1/14/22	A	1,760,874

1,000	Citigroup Inc.	3.750%	6/16/24	A	1,004,335

795	Citigroup Inc.	3.200%	10/21/26	A	756,259

2,000	Citigroup Inc.	4.300%	11/20/26	A–	1,999,840

1,080	HSBC Holdings PLC.	4.375%	11/23/26	A+	1,074,908

1,000	ING Groep N.V	3.950%	3/29/27	A+	991,370

1,330	JPMorgan Chase & Company	4.500%	1/24/22	A+	1,382,503

965	JPMorgan Chase & Company	3.200%	1/25/23	A+	955,536

660	JPMorgan Chase & Company	3.900%	7/15/25	A+	664,998

1,250	JPMorgan Chase & Company	4.260%	2/22/48	A+	1,255,202

1,095	Lloyds Banking Group PLC	3.100%	7/06/21	A+	1,088,221

1,135	PNC Financial Services Inc.	3.150%	5/19/27	A+	1,090,468

1,200	Royal Bank of Scotland Group PLC	6.100%	6/10/23	BBB	1,273,523

1,445	SunTrust Banks Inc.	2.450%	8/01/22	A–	1,391,757

1,680	Wells Fargo & Company	4.600%	4/01/21	A+	1,743,913
26,614	Total Banks				26,543,419

	Beverages – 0.7%

1,600	Anheuser Busch InBev Financial Incorporated, Fixed Rate Note, Series 2016	3.650%	2/01/26	A–	1,589,530

1,085	Heineken NV, 144A	3.500%	1/29/28	BBB+	1,053,113
2,685	Total Beverages				2,642,643

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Building Products – 0.5%

$425	American Woodmark Corp, 144A	4.875%	3/15/26	BB	$414,906

1,385	Owens Corning Incorporated	4.200%	12/15/22	BBB	1,422,078
1,810	Total Building Products				1,836,984

	Capital Markets – 5.0%

2,225	Charles Schwab Corporation.	2.650%	1/25/23	A	2,171,603

1,665	Deutsche Bank AG	4.875%	12/01/32	BBB	1,539,476

660	Goldman Sachs Group, Inc.	5.250%	7/27/21	A	698,895

3,000	Goldman Sachs Group, Inc.	5.750%	1/24/22	A	3,245,310

1,910	Goldman Sachs Group, Inc.	4.000%	3/03/24	A	1,933,260

1,655	Lazard Group LLC	3.625%	3/01/27	A–	1,608,520

3,250	Morgan Stanley	5.500%	7/28/21	A	3,470,526

2,010	Morgan Stanley	3.950%	4/23/27	A–	1,955,801

1,140	Northern Trust Company	3.950%	10/30/25	A+	1,171,356
17,515	Total Capital Markets				17,794,747

	Chemicals – 0.9%

1,260	Agrium Inc.	3.375%	3/15/25	BBB	1,222,544

450	Chemours Co	5.375%	5/15/27	BB–	451,125

1,425	LYB International Finance BV	4.000%	7/15/23	BBB+	1,451,097
3,135	Total Chemicals				3,124,766

	Communications Equipment – 0.3%

1,080	Qualcomm, Inc.	2.100%	5/20/20	A1	1,067,550

	Consumer Finance – 0.7%

1,148	Capital One Bank	3.375%	2/15/23	Baa1	1,118,345

1,425	Ford Motor Credit Company	3.810%	1/09/24	BBB	1,396,519
2,573	Total Consumer Finance				2,514,864

	Containers & Packaging – 0.3%

840	International Paper Company	8.700%	6/15/38	BBB	1,215,079

	Diversified Financial Services – 1.3%

1,720	BNP Paribas, 144A	4.375%	5/12/26	A	1,713,668

935	Jefferies Group Inc.	4.850%	1/15/27	BBB	955,564

1,880	Rabobank Nederland	3.950%	11/09/22	A	1,899,132
4,535	Total Diversified Financial Services				4,568,364

	Diversified Telecommunication Services – 1.4%

2,270	AT&T, Inc.	3.800%	3/15/22	A–	2,301,326

830	Qwest Corporation	6.750%	12/01/21	BBB–	889,652

800	Telenet Finance Luxembourg Notes Sarl, 144A	5.500%	3/01/28	A–	764,620

1,260	Verizon Communications	4.125%	8/15/46	A–	1,131,954
5,160	Total Diversified Telecommunication Services				5,087,552

Nuveen Core Plus Bond Fund (continued)

Portfolio of Investments    March 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Electrical Equipment – 0.2%

$710	Park Aerospace Holdings Limited, 144A	5.250%	8/15/22	BB	$695,587

	Energy Equipment & Services – 0.4%

1,070	Nabors Industries Inc., (5)	5.500%	1/15/23	BB	1,046,043

360	Oceaneering International Inc.	6.000%	2/01/28	BBB–	355,746
1,430	Total Energy Equipment & Services				1,401,789

	Equity Real Estate Investment Trusts – 0.9%

1,410	American Tower Company	5.000%	2/15/24	BBB	1,487,787

785	Crown Castle International Corporation	3.700%	6/15/26	BBB–	754,990

870	Piedmont Operating Partnership LP	4.450%	3/15/24	BBB	884,652
3,065	Total Equity Real Estate Investment Trusts				3,127,429

	Food & Staples Retailing – 0.3%

1,225	Sysco Corporation	3.300%	7/15/26	A3	1,181,478

	Food Products – 1.2%

1,200	Bunge Limited Finance Company	3.250%	8/15/26	BBB	1,127,490

1,045	Kraft Heinz Foods Company	4.375%	6/01/46	BBB	952,110

1,045	Smithfield Foods Inc., 144A	4.250%	2/01/27	BBB	1,033,710

1,025	Tyson Foods	3.950%	8/15/24	BBB	1,030,909
4,315	Total Food Products				4,144,219

	Health Care Providers & Services – 1.1%

1,745	CVS Health Corp	4.300%	3/25/28	Baa1	1,755,775

430	HCA Inc.	5.500%	6/15/47	BBB–	415,488

540	Lifepoint Health Inc., (5)	5.375%	5/01/24	Ba2	527,850

1,150	UnitedHealth Group Incorporated	4.750%	7/15/45	A+	1,265,828
3,865	Total Health Care Providers & Services				3,964,941

	Health Care Technology – 0.2%

535	Exela Intermediate LLC / Exela Financial Inc., 144A	10.000%	7/15/23	B	541,019

	Hotels, Restaurants & Leisure – 0.3%

345	1011778 BC ULC/New Red Finance Inc., 144A	5.000%	10/15/25	B–	328,509

715	VOC Escrow Ltd, 144A	5.000%	2/15/28	Ba2	679,250
1,060	Total Hotels, Restaurants & Leisure				1,007,759

	Household Durables – 0.3%

875	Harman International Industries, Inc.	4.150%	5/15/25	BBB+	885,299

10	Lennar Corporation	4.750%	4/01/21	BB+	10,175
885	Total Household Durables				895,474

	Industrial Conglomerates – 0.9%

1,700	GE Capital International Funding CO	4.418%	11/15/35	A+	1,655,947

1,550	Siemens Financieringsmaatschappij NV, 144A	3.400%	3/16/27	A+	1,533,139
3,250	Total Industrial Conglomerates				3,189,086

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Insurance – 2.6%

$385	AFLAC Insurance	6.450%	8/15/40	A–	$490,559

975	CNA Financial Corporation	3.450%	8/15/27	BBB+	925,874

555	Genworth Holdings Inc.	4.800%	2/15/24	B	452,325

1,530	Liberty Mutual Group Inc., 144A	4.950%	5/01/22	BBB	1,615,082

1,215	Lincoln National Corporation	4.000%	9/01/23	A–	1,240,711

1,000	Symetra Financial Corporation	4.250%	7/15/24	Baa1	995,412

1,020	Unum Group	4.000%	3/15/24	BBB	1,033,348

850	Willis North America, Inc.	3.600%	5/15/24	BBB	835,785

1,440	XLIT Limited	4.450%	3/31/25	BBB	1,453,023
8,970	Total Insurance				9,042,119

	Internet Software & Services – 0.4%

1,370	eBay Inc.	3.800%	3/09/22	BBB+	1,391,783

	Machinery – 0.8%

1,120	Cummins Engine Inc.	4.875%	10/01/43	A+	1,263,053

1,590	John Deere Capital Corporation	2.650%	6/24/24	A	1,524,757
2,710	Total Machinery				2,787,810

	Media – 1.0%

685	Comcast Corporation	6.400%	5/15/38	A–	870,269

540	Comcast Corporation	6.400%	4/30/40	A–	692,814

715	SES SA, 144A	3.600%	4/04/23	BBB	699,485

1,290	Time Warner Inc.	3.875%	1/15/26	BBB+	1,262,978
3,230	Total Media				3,525,546

	Metals & Mining – 0.4%

1,100	Glencore Funding LLC, 144A	3.875%	10/27/27	BBB	1,043,416

465	United States Steel Corp, (5)	6.250%	3/15/26	BB–	463,256
1,565	Total Metals & Mining				1,506,672

	Multi-Utilities – 0.2%

795	Sempra Energy.	3.400%	2/01/28	BBB+	760,265

	Oil, Gas & Consumable Fuels – 3.6%

1,110	Baker Hughes a GE Co LLC	2.773%	12/15/22	A–	1,086,540

1,087	Berkshire Hathaway Energy Company	6.125%	4/01/36	A–	1,383,533

850	BP Capital Markets PLC	2.520%	9/19/22	A1	825,018

455	Cheniere Corpus Christi Holdings, LLC.	5.125%	6/30/27	BB–	451,588

1,105	Enterprise Products Operating LLC	2.800%	2/15/21	BBB+	1,092,760

885	Occidental Petroleum Corporation	3.400%	4/15/26	A	874,871

630	Petro Canada	6.800%	5/15/38	A–	832,887

750	Petroleos del Peru SA, 144A	4.750%	6/19/32	BBB+	730,950

1,100	Petroleos Mexicanos S.A. de C.V.	5.350%	2/12/28	BBB+	1,078,000

Nuveen Core Plus Bond Fund (continued)

Portfolio of Investments    March 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Oil, Gas & Consumable Fuels (continued)

$645	Sabine Pass Liquefaction LLC.	5.875%	6/30/26	BBB–	$704,598

895	Sunoco Logistics Partners LP	4.000%	10/01/27	BBB–	847,283

495	Targa Resources Inc.	4.250%	11/15/23	BB–	475,200

875	Western Gas Partners	4.500%	3/01/28	BBB–	876,175

1,380	Woodside Finance Limited, 144A	3.650%	3/05/25	BBB+	1,365,749
12,262	Total Oil, Gas & Consumable Fuels				12,625,152

	Paper & Forest Products – 0.3%

975	Domtar Corporation	6.750%	2/15/44	BBB–	1,086,452

	Personal Products – 0.2%

520	Coty Inc., 144A, (WI/DD)	6.500%	4/15/26	BB	522,600

	Pharmaceuticals – 0.4%

690	Teva Pharmaceutical Finance Netherlands III BV, 144A, (5)	6.750%	3/01/28	BB	680,797

670	Valeant Pharmaceuticals International, 144A	5.500%	11/01/25	BB–	652,245
1,360	Total Pharmaceuticals				1,333,042

	Road & Rail – 0.2%

655	The Hertz Corporation, 144A, (5)	7.625%	6/01/22	BB–	662,369

	Semiconductors & Semiconductor Equipment – 0.7%

1,255	Intel Corporation	3.150%	5/11/27	A+	1,226,679

1,105	Texas Instruments Incorporated	2.900%	11/03/27	A+	1,051,165
2,360	Total Semiconductors & Semiconductor Equipment				2,277,844

	Software – 0.3%

1,165	Microsoft Corporation	3.300%	2/06/27	AAA	1,155,807

	Specialty Retail – 1.4%

1,005	AutoNation Inc.	4.500%	10/01/25	BBB–	1,022,325

1,380	Bed Bath and Beyond Incorporated	5.165%	8/01/44	Baa2	1,146,749

1,145	Lowes Companies, Inc.	3.100%	5/03/27	A–	1,102,231

1,515	O’Reilly Automotive Inc.	4.875%	1/14/21	BBB+	1,579,571
5,045	Total Specialty Retail				4,850,876

	Technology Hardware, Storage & Peripherals – 0.3%

1,000	Apple Inc.	3.850%	5/04/43	AA+	983,803

	Trading Companies & Distributors – 0.1%

245	Ashtead Capital Inc., 144A	4.125%	8/15/25	BBB-	235,200

	Wireless Telecommunication Services – 0.8%

470	Millicom International Cellular SA, 144A	5.125%	1/15/28	BB+	448,263

1,234	Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC, 144A	3.360%	9/20/21	Baa2	1,226,039

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Wireless Telecommunication Services (continued)

$1,275	Telefonica Emisiones SAU	4.103%	3/08/27	BBB	$1,272,866
2,979	Total Wireless Telecommunication Services				2,947,168
$142,919	Total Corporate Bonds (cost $144,436,579)				143,614,700

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 5.9%

	Automobiles – 0.1%

$155	General Motors Financial Company Inc., (5)	5.750%	N/A (6)	BB+	$152,287

	Banks – 1.6%

890	Bank of America Corp	5.875%	N/A (6)	BBB–	895,614

835	Bank of America Corporation	6.300%	N/A (6)	BBB–	895,538

1,500	JPMorgan Chase & Company	6.750%	N/A (6)	BBB–	1,636,500

1,100	KeyCorp	5.000%	N/A (6)	Baa3	1,083,500

1,085	SunTrust Bank Inc.	5.050%	N/A (6)	Baa3	1,078,219
5,410	Total Banks				5,589,371

	Capital Markets – 0.6%

755	Bank of New York Mellon	4.950%	N/A (6)	Baa1	773,029

780	Goldman Sachs Group Inc.	5.300%	N/A (6)	Ba1	781,950

625	State Street Corporation	5.250%	N/A (6)	Baa1	642,188
2,160	Total Capital Markets				2,197,167

	Commercial Services & Supplies – 0.3%

770	AerCap Global Aviation Trust, 144A	6.500%	6/15/45	Ba1	830,637

	Consumer Finance – 0.6%

985	American Express Company	5.200%	N/A (6)	Baa2	999,775

1,165	Capital One Financial Corporation	5.550%	N/A (6)	Baa3	1,192,669
2,150	Total Consumer Finance				2,192,444

	Food Products – 0.4%

1,300	Land O’ Lakes Incorporated, 144A	8.000%	N/A (6)	BB	1,457,625

	Industrial Conglomerates – 0.5%

1,851	General Electric Capital Corporation	5.000%	N/A (6)	A–	1,832,490

	Insurance – 1.8%

1,000	Allstate Corporation	5.750%	8/15/53	Baa1	1,047,500

1,220	American International Group Inc.	5.750%	4/01/48	Baa2	1,235,860

1,245	MetLife Inc.	5.250%	N/A (6)	BBB	1,272,689

1,395	Principal Financial Group	4.700%	5/15/55	BBB	1,407,206

1,500	Prudential Financial Inc.	5.200%	3/15/44	BBB+	1,526,250
6,360	Total Insurance				6,489,505
$20,156	Total $1,000 Par (or similar) Institutional Preferred (cost $19,980,952)				20,741,526

Nuveen Core Plus Bond Fund (continued)

Portfolio of Investments    March 31, 2018

(Unaudited)

Principal Amount (000) (7)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		SOVEREIGN DEBT – 3.7%

		Argentina – 0.3%

$1,100		Republic of Argentina	6.875%	1/11/48	B+	$1,003,750

		Egypt – 0.4%

1,200		Egypt Government International Bond, 144A	5.577%	2/21/23	B	1,217,040

		Germany – 1.1%

3,100	EUR	Deutschland Republic, Reg S	0.250%	2/15/27	Aaa	3,773,814

		Honduras – 0.2%

700		Honduras Government, 144A	8.750%	12/16/20	BB–	773,423

		Hungary – 1.0%

860,200	HUF	Republic of Hungary, Government Bond	3.000%	10/27/27	BBB–	3,558,059

		Oman – 0.3%

1,250		Oman Government International Bond, 144A	5.625%	1/17/28	Baa3	1,218,750

		Sri Lanka – 0.4%

850		Republic of Sri Lanka, 144A	5.750%	1/18/22	B+	859,399

700		Republic of Sri Lanka, 144A	6.125%	6/03/25	B+	697,255
		Total Sri Lanka				1,556,654
		Total Sovereign Debt (cost $13,068,841)				13,101,490

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		CONTINGENT CAPITAL SECURITIES – 3.0% (8)

		Banks – 2.3%

$770		Australia and New Zealand Banking Group Limited of the United Kingdom, 144A, (5)	6.750%	N/A (6)	Baa2	$818,125

2,270		Credit Agricole SA, 144A	7.875%	N/A (6)	BBB–	2,466,355

1,525		Nordea Bank AB, 144A	6.125%	N/A (6)	BBB	1,576,469

590		Standard Chartered PLC, 144A	7.500%	N/A (6)	Ba1	623,925

1,660		UniCredit SpA, Reg S	8.000%	N/A (6)	B+	1,728,475

1,125		Westpac Banking Corp	5.000%	N/A (6)	Baa2	1,039,621
7,940		Total Banks				8,252,970

		Capital Markets – 0.3%

1,000		UBS Group AG, Reg S	7.125%	N/A (6)	BBB–	1,039,944

		Diversified Financial Services – 0.4%

1,175		BNP Paribas, 144A	7.375%	N/A (6)	BBB–	1,279,281
$10,115		Total Contingent Capital Securities (cost $10,831,945)				10,572,195

Principal Amount (000)	Description (1)		Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 2.7%

$3,577	U.S. Treasury Inflation Indexed Obligations		0.500%	1/15/28	Aaa	$3,509,648

6,400	U.S. Treasury Notes		1.750%	9/30/22	Aaa	6,184,379
$9,977	Total U.S. Government and Agency Obligations (cost $9,861,206)					9,694,027

Principal Amount (000)	Description (1)	Optional Call Provisions (9)			Ratings (2)	Value

	MUNICIPAL BONDS – 0.3%

	Georgia – 0.3%

$750	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project P Bonds, Refunding Taxable Build America Bonds Series 2010A, 7.055%, 4/01/57	No Opt. Call			A–	$901,837
$750	Total Municipal Bonds (cost $815,967)					901,837
	Total Long-Term Investments (cost $345,453,491)					345,660,566

Shares	Description (1)		Coupon			Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 1.3%

	Money Market Funds – 1.3%

4,502,625	First American Government Obligations Fund, Class X, (10)		1.552% (11)			$4,502,625
	Total Investments Purchased with Collateral from Securities Lending (cost $4,502,625)					4,502,625

Shares	Description (1)		Coupon			Value

	SHORT-TERM INVESTMENTS – 5.4%

	Money Market Funds – 5.4%

19,045,273	First American Treasury Obligations Fund, Class Z		1.520% (11)			$19,045,273
	Total Short-Term Investments (cost $19,045,273)					19,045,273
	Total Investments (cost $369,001,389) – 104.6%					369,208,464
	Other Assets Less Liabilities – (4.6)% (12)					(16,097,443)
	Net Assets – 100%					$353,111,021

Investments in Derivatives

Forward Foreign Currency Contracts

Currency Purchased	Notional Amount (Local Currency)	Currency Sold	Notional Amount (Local Currency)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
U.S. Dollar	3,784,401	Euro	3,065,000	Bank of America, N.A.	4/13/18	$9,092
U.S. Dollar	3,704,438	Hungarian Forint	934,000,000	Bank of America, N.A.	5/25/18	11,939
	7,488,839		937,065,000			$21,031

Credit Default Swaps – OTC Cleared

Referenced Entity	Buy/Sell Protection (13)	Notional Amount	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Maturity Date	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
Markit CDX.NA.HY.29	Buy	$6,810,000	5.000%	Quarterly	12/20/22	$(442,472)	$(502,851)	$60,379	$(27,045)

Nuveen Core Plus Bond Fund (continued)

Portfolio of Investments    March 31, 2018

(Unaudited)

Investment Derivatives (continued)

Futures Contracts

Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount*	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
Eurex Euro-Bund	Long	25	6/18	$4,821,864	$4,904,271	$82,407	$3,691
U.S Treasury 5-Year Note	Long	212	6/18	24,187,287	24,265,719	78,432	23,188
U.S Treasury 10-Year Note	Short	(189)	6/18	(22,788,051)	(22,895,578)	(107,527)	(44,297)
U.S. Treasury Long Bond	Long	41	6/18	5,906,629	6,011,625	104,996	30,750
U.S. Treasury Ultra Bond	Long	49	6/18	7,639,642	7,862,969	223,327	56,656
Total				$19,767,371	$20,149,006	$381,635	$69,988
*	The aggregate notional amount of long and short positions is $42,555,422 and $(22,788,051), respectively.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Asset-Backed and Mortgage-Backed Securities	$—	$147,034,791	$—	$147,034,791
Corporate Bonds	—	143,614,700	—	143,614,700
$1,000 Par (or similar) Institutional Preferred	—	20,741,526	—	20,741,526
Sovereign Debt	—	13,101,490	—	13,101,490
Contingent Capital Securities	—	10,572,195	—	10,572,195
U.S. Government and Agency Obligations	—	9,694,027	—	9,694,027
Municipal Bonds	—	901,837	—	901,837
Investments Purchased with Collateral from Securities Lending	4,502,625	—	—	4,502,625
Short-Term Investments:
Money Market Funds	19,045,273	—	—	19,045,273
Investments in Derivatives:
Forward Foreign Currency Contracts*	—	21,031	—	21,031
Credit Default Swaps*	—	60,379	—	60,379
Futures Contracts*	381,635	—	—	381,635
Total	$23,929,533	$345,741,976	$—	$369,671,509
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment, temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of March 31, 2018.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$368,788,843
Gross unrealized:
Appreciation	$6,164,839
Depreciation	(5,745,218)
Net unrealized appreciation (depreciation) of investments	419,621

Tax cost of forwards	$21,031
Net unrealized appreciation (depreciation) of forwards	—

Tax cost of swaps	$(442,472)
Net unrealized appreciation (depreciation) of swaps	—

Tax cost of futures	$381,635
Net unrealized appreciation (depreciation) of futures	—

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(4)	Principal Amount (000) rounds to less than $1,000.

(5)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $4,350,809.

(6)	Perpetual security. Maturity date is not applicable.

(7)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(8)	Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.

(9)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(10)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(11)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

(12)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives, when applicable.

(13)	The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

EUR	Euro

HUF	Hungarian Forint

LIBOR	London Inter-Bank Offered Rate.

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

TBA	To be announced. Maturity date not known prior to settlement of this transaction.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Nuveen High Income Bond Fund

Portfolio of Investments    March 31, 2018

(Unaudited)

Principal Amount (000) (2)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 97.5%

	CORPORATE BONDS – 81.8%

	Airlines – 1.0%

$2,000	Virgin Australia Holdings Limited, 144A	7.875%	10/15/21	B–	$2,033,000

875	VistaJet Malta Finance PLC, 144A	7.750%	6/01/20	B–	846,562
	Total Airlines				2,879,562

	Banks – 0.8%

2,050	Curo Financial Technologies Corporation, 144A	12.000%	3/01/22	B–	2,275,664

	Building Products – 1.6%

2,000	Ashton Woods USA LLC / Ashton Woods Finance Company, 144A	6.750%	8/01/25	B–	1,950,000

809	Corporativo Javer S.A. de C.V, 144A	9.875%	4/06/21	BB–	822,753

2,000	NWH Escrow Corporation, 144A	7.500%	8/01/21	B–	1,820,000
	Total Building Products				4,592,753

	Capital Markets – 1.0%

2,720	Donnelley Financial Solutions, Inc.	8.250%	10/15/24	B	2,879,800

	Chemicals – 5.9%

1,500	CF Industries Inc.	5.375%	3/15/44	BB+	1,359,825

2,500	CVR Partners LP / CVR Nitrogen Finance Corp., 144A	9.250%	6/15/23	B+	2,661,750

2,500	FXI Holdings, Inc., 144A	7.875%	11/01/24	B	2,448,437

1,750	Hexion 2 US Financial Corp., 144A	13.750%	2/01/22	CCC	1,487,500

1,500	Hexion Inc.	6.625%	4/15/20	CCC+	1,398,750

2,000	NOVA Chemicals Corporation, 144A	5.250%	8/01/23	BBB–	2,012,500

1,550	Rayonier AM Products Inc., 144A	5.500%	6/01/24	BB–	1,519,000

2,000	Tronox Finance LLC, 144A	7.500%	3/15/22	B–	2,076,200

2,500	Tronox Inc., 144A, (WI/DD)	6.500%	4/15/26	B–	2,500,000
	Total Chemicals				17,463,962

	Commercial Services & Supplies – 3.4%

2,000	ADT Corporation	6.250%	10/15/21	BB–	2,085,000

1,000	APX Group, Inc.	7.625%	9/01/23	Caa2	1,035,000

2,800	Arch Merger Sub Inc., 144A, (4)	8.500%	9/15/25	B–	2,590,000

2,000	Olympus Merger Sub, Inc., 144A	8.500%	10/15/25	B3	1,935,000

2,375	R.R. Donnelley & Sons Company, (4)	7.875%	3/15/21	B	2,463,944
	Total Commercial Services & Supplies				10,108,944

Principal Amount (000) (2)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Construction & Engineering – 1.6%

$2,500	HC2 Holdings, Inc., 144A	11.000%	12/01/19	B–	$2,579,925

1,500	Michael Baker Holdings LLC Finance Corporation, 144A	8.750%	3/01/23	Caa1	1,440,000

750	New Enterprise Stone & Lime Co Inc., 144A	6.250%	3/15/26	B+	750,938
	Total Construction & Engineering				4,770,863

	Consumer Finance – 0.3%

1,000	Enova International, Inc., 144A, (4)	8.500%	9/01/24	B–	1,055,000

	Containers & Packaging – 0.7%

2,000	Ardagh Packaging Finance PLC and Ardagh MP Holdings USA, Inc., 144A	4.625%	5/15/23	BB	2,007,500

	Diversified Financial Services – 2.8%

2,470	CNG Holdings Inc., 144A	9.375%	5/15/20	CCC	2,432,950

2,000	Jefferies Finance LLC Corporation, 144A	7.250%	8/15/24	BB–	1,973,800

2,750	Park Aerospace Holdings Limited, 144A	5.500%	2/15/24	BB	2,667,500

1,000	Stoneway Capital Corporation, 144A	10.000%	3/01/27	B	1,086,330
	Total Diversified Financial Services				8,160,580

	Diversified Telecommunication Services – 5.2%

500	CenturyLink Inc.	5.800%	3/15/22	BB	488,125

2,000	Embarq Corporation	7.995%	6/01/36	BB	1,885,000

2,000	Frontier Communications Corporation, (4)	10.500%	9/15/22	B	1,672,660

2,425	GCI Inc.	6.875%	4/15/25	B+	2,540,187

3,500	IntelSat Jackson Holdings	5.500%	8/01/23	CCC+	2,835,000

1,900	Level 3 Financing Inc.	5.250%	3/15/26	BB	1,790,750

1,164	Windstream Corporation	7.750%	10/15/20	B	971,940

3,014	Xplornet Communications, Inc., 144A, (cash 9.625%, PIK 10.625%)	9.625%	6/01/22	CCC	3,088,868
	Total Diversified Telecommunication Services				15,272,530

	Electric Utilities – 0.5%

1,350	ACWA Power Management And Investment One Ltd, 144A	5.950%	12/15/39	BBB–	1,390,743

1,000	Texas Competitive Electric Holdings Co LLC / TCEH Finance, Inc., 144A	11.500%	10/01/20	N/R	7,500
	Total Electric Utilities				1,398,243

	Energy Equipment & Services – 1.5%

1,500	Ensco PLC.	7.750%	2/01/26	BB–	1,376,250

600	Murray Energy Corporation, 144A	11.250%	4/15/21	CCC	225,000

1,170	Pacific Drilling V Limited, 144A, (5)	7.250%	12/01/18	N/R	544,050

3,029	Parker Drilling Company, (4)	6.750%	7/15/22	B–	2,347,475
	Total Energy Equipment & Services				4,492,775

Nuveen High Income Bond Fund (continued)

Portfolio of Investments    March 31, 2018

(Unaudited)

Principal Amount (000) (2)		Description (1)	Coupon	Maturity	Ratings (3)	Value

		Equity Real Estate Investment Trusts – 1.5%

$3,000		CBL & Associates LP, (4)	5.950%	12/15/26	BBB–	$2,523,044

2,000		Communications Sales & Leasing Inc., 144A, (4)	7.125%	12/15/24	BB–	1,810,000
		Total Equity Real Estate Investment Trusts				4,333,044

		Food & Staples Retailing – 0.9%

1,400		Albertsons Cos LLC/Safeway Inc./New Albertron’s Inc./Albertson’s LLC	6.625%	6/15/24	B+	1,254,750

1,819		Albertson’s, Inc.	7.450%	8/01/29	B–	1,455,200
		Total Food & Staples Retailing				2,709,950

		Food Products – 2.4%

1,500		ESAL GmbH, 144A	6.250%	2/05/23	BB–	1,428,750

2,000		JBS USA LUX SA / JBS USA Finance Inc., 144A	6.750%	2/15/28	B	1,920,000

2,000		Minerva Luxembourg SA, 144A, (4)	6.500%	9/20/26	BB–	1,920,000

2,000		Post Holdings Inc., 144A	5.625%	1/15/28	B	1,910,000
		Total Food Products				7,178,750

		Health Care Providers & Services – 3.5%

1,800		Community Health Systems, Inc., (4)	6.875%	2/01/22	Caa2	1,041,750

2,475		Community Health Systems, Inc.	6.250%	3/31/23	B2	2,280,094

1,775		HCA Inc.	5.250%	6/15/26	BBB–	1,798,075

1,500		Kindred Healthcare Inc.	8.000%	1/15/20	B–	1,588,125

3,375		Tenet Healthcare Corporation	6.000%	10/01/20	BB–	3,488,906
		Total Health Care Providers & Services				10,196,950

		Health Care Technology – 0.9%

2,500		Exela Intermediate LLC / Exela Financial Inc., 144A	10.000%	7/15/23	B	2,528,125

		Hotels, Restaurants & Leisure – 4.8%

2,250		1011778 BC ULC/New Red Finance Inc., 144A, (4)	4.250%	5/15/24	Ba3	2,148,750

1,500		Buena Vista Gaming Authority, 144A	13.000%	4/01/23	B–	1,436,250

2,000		CRC Escrow Issuer LLC, 144A	5.250%	10/15/25	B–	1,917,360

1,000		Golden Nugget, Inc., 144A	8.750%	10/01/25	CCC+	1,037,500

1,000		Grupo Posadas SAB de CV, 144A	7.875%	6/30/22	B+	1,036,500

1,500		MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	4.500%	1/15/28	BB–	1,406,700

1,600	CAD	River Cree Enterprises LP, 144A	11.000%	1/20/21	B–	1,300,889

2,000		Scientific Games International Inc., 144A	5.000%	10/15/25	Ba3	1,945,000

2,000		Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp, 144A	5.250%	5/15/27	BB–	1,962,500
		Total Hotels, Restaurants & Leisure				14,191,449

		Household Durables – 1.9%

2,000		Beazer Homes USA Inc.	5.875%	10/15/27	B–	1,852,500

2,200		New Home Company Inc.	7.250%	4/01/22	B–	2,282,500

Principal Amount (000) (2)		Description (1)	Coupon	Maturity	Ratings (3)	Value

		Household Durables (continued)

$1,500		William Lyon Homes Incorporated	5.875%	1/31/25	B+	$1,456,875
		Total Household Durables				5,591,875

		Independent Power & Renewable Electricity Producers – 0.8%

1,000		GenOn Energy Inc., (5)	9.500%	10/15/18	N/R	800,000

2,350		Talen Energy Supply LLC, (4)	6.500%	6/01/25	B+	1,656,750
		Total Independent Power & Renewable Elec Producers				2,456,750

		Industrial Conglomerates – 0.2%

750		Techniplas, LLC, 144A	10.000%	5/01/20	B–	637,500

		Insurance – 0.6%

2,000		Genworth Financial Inc., (4)	7.625%	9/24/21	B	1,925,000

		Internet Software & Services – 0.8%

1,300		Inception Merger Sub Inc. / Rackspace Hosting Inc., 144A, (4)	8.625%	11/15/24	BB–	1,283,750

2,000		Sungard Availability Services Capital, Inc., 144A	8.750%	4/01/22	Caa2	1,240,000
		Total Internet Software & Services				2,523,750

		Leisure Products – 0.7%

2,000		Mattel Inc., 144A, (4)	6.750%	12/31/25	Ba2	1,955,400

		Machinery – 1.1%

1,000		BlueLine Rental Finance Corp / BlueLine Rental LLC, 144A	9.250%	3/15/24	B	1,072,180

2,050		Navistar International Corporation, 144A	6.625%	11/01/25	B–	2,050,000
		Total Machinery				3,122,180

		Marine – 1.5%

2,000		Eletson Holdings Inc., 144A	9.625%	1/15/22	Caa2	1,100,000

1,500		Navios Maritime Acquisition Corporation, 144A, (4)	8.125%	11/15/21	B	1,226,250

2,000		Navios Maritime Holdings Inc., 144A	11.250%	8/15/22	B–	2,002,500
		Total Marine				4,328,750

		Media – 5.3%

2,500		Altice S.A, 144A	7.750%	5/15/22	B–	2,318,750

2,250		CSC Holdings Inc., 144A	5.375%	2/01/28	Ba2	2,125,328

1,950		iHeartCommunications, Inc., (5)	7.250%	10/15/27	C	351,000

1,350		Lee Enterprises Inc., 144A, (4)	9.500%	3/15/22	B2	1,410,750

2,200		McGraw-Hill Global Education Holdings, 144A, (4)	7.875%	5/15/24	BB+	2,103,244

2,000		Meredith Corporation, 144A	6.875%	2/01/26	B	2,052,500

1,800		SFR Group SA, 144A	7.375%	5/01/26	B1	1,714,500

2,000		Telenet Finance Luxembourg, 144A	5.500%	3/01/28	BB–	1,911,550

1,975	CAD	Videotron Limited, 144A	5.625%	6/15/25	BB	1,616,025
		Total Media				15,603,647

Nuveen High Income Bond Fund (continued)

Portfolio of Investments    March 31, 2018

(Unaudited)

Principal Amount (000) (2)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Metals & Mining – 6.4%

$2,000	AK Steel Corporation, (4)	7.000%	3/15/27	B–	$1,955,000

1,500	Cleveland-Cliffs Inc., 144A	4.875%	1/15/24	BB–	1,455,000

3,000	First Quantum Minerals Ltd, 144A	6.500%	3/01/24	B	2,842,500

1,500	FMG Resources, 144A, (4)	5.125%	5/15/24	BB+	1,479,360

2,045	Hudbay Minerals, Inc., 144A	7.250%	1/15/23	B+	2,121,687

2,000	IAMGOLD Corporation, 144A	7.000%	4/15/25	B+	2,045,000

3,504	Northland Resources AB, 144A, Reg S, (5)	15.000%	7/15/19	N/R	35,044

1,583	Northland Resources AB, 144A, Reg S, (5)	4.000%	10/15/20	N/R	16

2,000	Northwest Acquisition/Dominion Finco Inc. , 144A	7.125%	11/01/22	BB	2,040,000

2,630	Taseko Mines Limited, 144A	8.750%	6/15/22	B	2,741,775

1,750	Warrior Met Coal LLC, 144A	8.000%	11/01/24	B	1,780,625

1,050	Westmoreland Coal Co, 144A	8.750%	1/01/22	CCC–	367,500
	Total Metals & Mining				18,863,507

	Multiline Retail – 0.6%

2,785	J.C. Penney Company Inc.	7.400%	4/01/37	B+	1,865,950

	Oil, Gas & Consumable Fuels – 12.1%

2,834	Armstrong Energy Inc., (5)	11.750%	12/15/19	N/R	595,140

2,625	Ascent Resources – Utica LLC / AEU Finance Corporation, 144A	10.000%	4/01/22	B–	2,835,000

500	Bellatrix Exploration Limited, 144A	8.500%	5/15/20	B+	406,250

1,500	California Resources Corporation, 144A	8.000%	12/15/22	CCC+	1,177,500

2,500	Chesapeake Energy Corporation, 144A, (4)	8.000%	6/15/27	CCC+	2,387,500

552	Cloud Peak Energy Resources LLC and Cloud Peak Energy Finance Corporation	12.000%	11/01/21	B–	574,080

2,000	Denbury Resources Incorporated	4.625%	7/15/23	CCC–	1,480,000

2,000	DOF Subsea AS, 144A, Reg S	9.500%	3/14/22	N/R	1,895,050

1,500	EP Energy LLC and Everest Acquisition Finance, Inc., 144A	8.000%	2/15/25	Caa2	1,001,250

1,675	EP Energy LLC and Everest Acquisition Finance, Inc., 144A	9.375%	5/01/24	Caa2	1,191,344

2,900	Genesis Energy LP	6.500%	10/01/25	BB–	2,842,000

831	Golden Close Maritime Corporation Limited, 144A, Reg S, (5), (cash 8.000%, PIK 15.000%)	8.000%	3/29/22	N/R	739,699

2,704	Metro Exploration Holding Inc., (5)	11.500%	2/16/20	N/R	270

1,000	Moss Creek Resources Holdings, 144A	7.500%	1/15/26	B+	1,008,450

2,500	Shelf Drilling Holdings LTD, 144A	8.250%	2/15/25	B2	2,506,250

1,000	PBF Holding Company LLC.	7.250%	6/15/25	BB	1,038,750

3,000	Peabody Energy Corporation, (5), (6)	6.500%	9/15/20	NA	—

1,750	Petrobras Global Finance BV	7.375%	1/17/27	Ba2	1,894,375

2,000	Point Resources AS	8.500%	9/20/24	N/R	1,951,776

2,800	Southwestern Energy Company	7.500%	4/01/26	BB	2,828,000

2,000	Sunoco LP / Sunoco Finance Corp, 144A	4.875%	1/15/23	BB	1,927,500

Principal Amount (000) (2)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Oil, Gas & Consumable Fuels (continued)

$1,660	Teekay Corporation	8.500%	1/15/20	B+	$1,718,100

1,500	Ultra Resources, Inc., 144A, (4)	7.125%	4/15/25	BB	1,230,000

2,398	W&T Offshore, Inc., (4)	8.500%	6/15/19	CC	2,290,090
	Total Oil, Gas & Consumable Fuels				35,518,374

	Paper & Forest Products – 0.3%

781	Millar Western Forest Products Ltd	9.000%	5/01/22	N/R	761,475

	Personal Products – 0.7%

2,000	Coty Inc., 144A, (WI/DD)	6.500%	4/15/26	BB	2,010,000

	Pharmaceuticals – 0.9%

1,000	Teva Pharmaceutical Finance Netherlands III BV, 144A	6.000%	4/15/24	Ba2	970,745

2,000	VRX Escrow Corp., 144A	5.875%	5/15/23	B–	1,775,000
	Total Pharmaceuticals				2,745,745

	Real Estate Management & Development – 0.8%

1,000	Mattamy Group Corporation, 144A	6.500%	10/01/25	BB	1,010,000

1,500	Hunt Companies Inc., 144A	6.250%	2/15/26	BB–	1,448,055
	Total Real Estate Management & Development				2,458,055

	Road & Rail – 0.7%

2,000	The Hertz Corporation, (4)	5.875%	10/15/20	B–	1,975,000

	Specialty Retail – 2.3%

2,000	goeasy Ltd, 144A	7.875%	11/01/22	BB–	2,144,400

2,000	L Brands, Inc.	6.875%	11/01/35	BB+	1,940,000

1,571	Neiman Marcus Group Inc., 144A, (4), (cash 8.750%, PIK 9.500%)	8.750%	10/15/21	Caa3	993,816

2,500	PetSmart, Inc., 144A	5.875%	6/01/25	B1	1,806,250
	Total Specialty Retail				6,884,466

	Tobacco – 0.5%

1,500	Alliance One International Inc.	9.875%	7/15/21	CCC	1,455,000

	Transportation Infrastructure – 0.6%

1,900	Navigator Holdings Limited, 144A, Reg S	7.750%	2/10/21	N/R	1,857,075

	Wireless Telecommunication Services – 2.7%

1,900	C&W SR Financing Designated Activity Co, 144A	6.875%	9/15/27	BB–	1,895,250

3,150	Sprint Capital Corporation	6.875%	11/15/28	B+	2,941,313

1,000	Sprint Corp	7.625%	3/01/26	B+	976,250

2,250	UPC Holding BV, 144A	5.500%	1/15/28	B	2,075,625
	Total Wireless Telecommunication Services				7,888,438
	Total Corporate Bonds (cost $258,332,821)				240,924,381

Nuveen High Income Bond Fund (continued)

Portfolio of Investments    March 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (3)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 3.8%

	Commercial Services & Supplies – 0.9%

$2,500	AerCap Global Aviation Trust, 144A			6.500%	6/15/45	Ba1	$2,696,875

	Food Products – 1.5%

2,000	Dairy Farmers of America Inc., 144A			7.125%	N/A (7)	Baa3	2,200,000

2,000	Land O’ Lakes Incorporated, 144A			7.250%	N/A (7)	BB	2,230,000
4,000	Total Food Products						4,430,000

	Oil, Gas & Consumable Fuels – 1.1%

2,000	Buckeye Partners LP, (4)			6.375%	1/22/78	Ba1	1,976,150

1,500	Plains All American Pipeline L.P, (4)			6.125%	N/A (7)	BB	1,447,500
3,500	Total Oil, Gas & Consumable Fuels						3,423,650

	Wireless Telecommunication Services – 0.3%

750	Colombia Telecommunicaciones S.A. ESP, 144A			8.500%	N/A (7)	B+	778,875
$10,750	Total $1,000 Par (or similar) Institutional Preferred (cost $10,849,558)						11,329,400

Principal Amount (000)	Description (1)	Coupon (8)	Reference Rate (8)	Spread (8)	Maturity (9)	Ratings (3)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 2.8% (8)

	Diversified Financial Services – 0.6%

$1,744	Jill Acquisition LLC, First Lien Term Loan B	6.772%	3-Month LIBOR	5.000%	5/08/22	B	$1,696,166

	Hotels, Restaurants & Leisure – 0.1%

297	Amaya BV, Second Lien Term Loan	9.302%	3-Month LIBOR	7.000%	7/29/22	N/R	298,582

	Independent Power & Renewable Electricity Producers – 0.4%

130	Empire Generating Company LLC, Term Loan C	6.030%	3-Month LIBOR	4.250%	3/13/21	CCC	109,892

1,319	Empire Generating Company LLC, Term Loan B	6.030%	3-Month LIBOR	4.250%	3/13/21	CCC	1,101,607
1,449	Total Independent Power & Renewable Electricity Producers						1,211,499

	IT Services – 0.2%

500	Optiv Security Inc., Second Lien Term Loan	9.125%	3-Month LIBOR	7.250%	1/13/25	N/R	484,375

	Paper & Forest Products – 0.5%

1,000	Packaging Coordinators Inc., Second Lien Term Loan	10.530%	3-Month LIBOR	8.750%	6/30/24	CCC+	1,000,000

465	Verso Paper Holdings LLC, First Lien Term Loan	12.750%	3-Month LIBOR	11.000%	10/14/21	BB	395,910
1,465	Total Paper & Forest Products						1,395,910

Principal Amount (000)	Description (1)	Coupon (8)	Reference Rate (8)	Spread (8)	Maturity (9)	Ratings (3)	Value

	Professional Services – 1.0%

$2,000	Sedgwick Claims Management Service Inc., Second Lien Term Loan	7.627%	3-Month LIBOR	5.750%	2/28/22	CCC+	$2,013,500

1,000	Sedgwick Claims Management Service Inc., Second Lien Term Loan	7.734%	3-Month LIBOR	5.750%	2/28/22	CCC+	1,006,750
3,000	Total Professional Services						3,020,250
$8,455	Total Variable Rate Senior Loan Interests (cost $8,316,047)						8,106,782

Shares	Description (1)						Value

	COMMON STOCKS – 2.3%

	Building Products – 0.0%

526	Dayton Superior Corporation, Class A, (6), (10)						$5

585	Dayton Superior, (6)						6
	Total Building Products						11

	Capital Markets – 0.0%

2,292	Adamas Finance Asia Limited, (10)						1,456

10,000	Och-Ziff Capital Management Group, Class A						26,700
	Total Capital Markets						28,156

	Electric Utilities – 0.5%

40,000	Exelon Corporation						1,560,400

	Energy Equipment & Services – 0.0%

1,644	Key Energy Services Inc., (10)						19,273

71	SAExploration Holdinngs Inc., (6), (10)						—
	Total Energy Equipment & Services						19,273

	Independent Power & Renewable Electricity Producers – 0.5%

46,774	Dynegy Inc., (10)						632,384

41,625	Vistra Energy Corporation, (10)						867,049
	Total Independent Power & Renewable Electricity Producers						1,499,433

	Metals & Mining – 0.0%

499,059	Northland Resources SA, (6), (10)						1,497

	Multi-Utilities – 0.2%

9,999	Dominion Resources, Inc.						674,286

	Oil, Gas & Consumable Fuels – 1.1%

15,000	Arch Coal Inc., Class A						1,378,200

22,000	Cenovus Energy Inc.						187,880

50,119	Connacher Oil and Gas Limited, (6), (10)						2,506

19,121	Golden Close Maritime Corporation Limited, (10), (11)						4,879

37,000	Peabody Energy Corporation						1,350,500

Nuveen High Income Bond Fund (continued)

Portfolio of Investments    March 31, 2018

(Unaudited)

Shares	Description (1)				Value

	Oil, Gas & Consumable Fuels (continued)

4,145	Penn Virginia Corporation, (10)				$145,250
	Total Oil, Gas & Consumable Fuels				3,069,215
	Total Common Stocks (cost $7,702,011)				6,852,271

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CONTINGENT CAPITAL SECURITIES – 2.3% (12)

	Banks – 1.6%

$1,200	Banco Bilbao Vizcaya Argentaria S.A, (4)	6.125%	N/A (7)	Ba2	$1,163,400

2,000	Intesa Sanpaolo SpA, 144A, (2)	7.700%	N/A (7)	BB–	2,095,000

1,500	UniCredit SpA, Reg S	8.000%	N/A (7)	B+	1,561,875
4,700	Total Banks				4,820,275

	Capital Markets – 0.7%

2,000	Deutsche Bank AG, Reg S	6.250%	N/A (7)	BB–	1,952,776
$6,700	Total Contingent Capital Securities (cost $6,204,466)				6,773,051

Shares	Description (1), (13)				Value

	INVESTMENT COMPANIES – 2.1%

17,000	Adams Natural Resources Fund Inc.				$310,080

75,000	Blackrock Credit Allocation Income Trust IV				950,250

56,807	First Trust Strategic High Income Fund II				693,045

7,000	Gabelli Global Gold Natural Resources and Income Trust				34,230

137,500	Invesco Dynamic Credit Opportunities Fund				1,612,875

67,500	Pimco Income Strategy Fund				789,075

63,000	Pioneer Floating Rate Trust				733,950

36,421	Western Asset Emerging Market Debt Fund Incorporated				529,197

34,351	WhiteHorse Finance Incorporated				426,640
	Total Investment Companies (cost $5,903,282)				6,079,342

Shares	Description (1)	Coupon		Ratings (3)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 1.7%

	Equity Real Estate Investment Trusts – 0.6%

30,000	Colony Northstar, Inc.	7.500%		N/R	$697,500

50,960	Colony Northstar, Inc.	7.125%		N/R	1,159,340
	Total Equity Real Estate Investment Trusts				1,856,840

	Food Products – 0.3%

34,685	CHS Inc., Class B	6.750%		N/R	934,067

	Household Durables – 0.2%

63,610	Hovnanian Enterprises Incorporated	7.625%		Ca	452,267

Shares		Description (1)	Coupon		Ratings (3)	Value

		Insurance – 0.1%

21,485		AmTrust Financial Services Inc.	7.250%		N/R	$392,101

		Oil, Gas & Consumable Fuels – 0.5%

60,000		Nustar Energy LP	8.500%		B1	1,389,600
		Total $25 Par (or similar) Retail Preferred (cost $5,581,025)				5,024,875

Shares		Description (1)	Coupon		Ratings (3)	Value

		CONVERTIBLE PREFERRED SECURITIES – 0.7%

		Multi-Utilities – 0.4%

20,000		DTE Energy Company, (4)	5.000%		N/R	$1,041,800

		Oil, Gas & Consumable Fuels – 0.3%

29,700		Anadarko Petroleum Corporation	7.500%		N/R	885,060
		Total Convertible Preferred Securities (cost $2,172,453)				1,926,860

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (3)	Value

		CONVERTIBLE BONDS – 0.0%

		Oil, Gas & Consumable Fuels – 0.0%

$—	(14)	Golden Close Maritime Corporation Limited	0.000%	3/29/22	N/R	$25
$—		Total Convertible Bonds (cost $43)				25

Shares		Description (1)				Value

		WARRANTS – 0.0%

		Energy Equipment & Services – 0.0%

336,891		Iona Energy Inc., (6)				$—

28		SA Exploration Holdings, Inc., (6), (10)				—
		Total Energy Equipment & Services				—

		Transportation – 0.0%

8,907		Jack Cooper Enterprises, 144A, (6)				—
		Total Warrants (cost $223)				—
		Total Long-Term Investments (cost $305,061,929)				287,016,987

Shares		Description (1)	Coupon			Value

		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 13.8%

		Money Market Funds – 13.8%

40,661,545		First American Government Obligations Fund, Class X, (15)	1.552% (16)			$40,661,545
		Total Investments Purchased with Collateral from Securities Lending (cost $40,661,545)				40,661,545

Nuveen High Income Bond Fund (continued)

Portfolio of Investments    March 31, 2018

(Unaudited)

Shares	Description (1)	Coupon	Value

	SHORT-TERM INVESTMENTS – 1.9%

	Money Market Funds – 1.9%

5,599,523	First American Treasury Obligations Fund, Class Z	1.520% (16)	$5,599,523
	Total Short-Term Investments (cost $5,599,523)		5,599,523
	Total Investments (cost $351,322,997) – 113.2%		333,278,055
	Other Assets Less Liabilities – (13.2)% (17)		(38,740,055)
	Net Assets – 100%		$294,538,000

Investments in Derivatives

Forward Foreign Currency Contracts

Currency Purchased	Notional Amount (Local Currency)	Currency Sold	Notional Amount (Local Currency)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
U.S. Dollar	3,008,792	Canadian Dollar	3,015,641	Goldman Sachs Bank USA	4/27/18	$(6,848)

Futures Contracts

Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S Treasury 10-Year Note	Long	17	6/18	$2,040,176	$2,059,391	$19,215	$3,984

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Corporate Bonds	$—	$240,924,381	$—	**	$240,924,381
$1,000 Par (or similar) Institutional Preferred	—	11,329,400	—		11,329,400
Variable Rate Senior Loans Interests	—	8,106,782	—		8,106,782
Common Stocks	6,843,378	4,879	4,014		6,852,271
Contingent Capital Securities	—	6,773,051	—		6,773,051
Investment Companies	6,079,342	—	—		6,079,342
$25 Par (or similar) Retail Preferred	5,024,875	—	—		5,024,875
Convertible Preferred Securities	1,926,860	—	—		1,926,860
Convertible Bonds	—	25	—		25
Warrants	—	—	—	**	—

	Level 1	Level 2	Level 3	Total
Investments Purchased with Collateral from Securities Lending	$40,661,545	$—	$—	$40,661,545
Short-Term Investments:
Money Market Funds	5,599,523	—	—	5,599,523
Investments in Derivatives:
Forward Foreign Currency Contracts*	—	(6,848)	—	(6,848)
Futures Contracts*	19,215	—	—	19,215
Total	$66,154,738	$267,131,670	$4,014	$333,290,422
*	Represents net unrealized appreciation (depreciation).
**	Value equals zero as of the end of the reporting period.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment, temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of March 31, 2018.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$352,899,524
Gross unrealized:
Appreciation	6,757,561
Depreciation	(26,379,030)
Net unrealized appreciation (depreciation) of investments	$(19,621,469)

Tax cost of forwards	$(6,848)
Net unrealized appreciation (depreciation) on forwards	—

Tax cost of futures	$19,215
Net unrealized appreciation (depreciation) on futures	—

Nuveen High Income Bond Fund (continued)

Portfolio of Investments    March 31, 2018

(Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $38,843,240.

(5)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion, of the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(7)	Perpetual security. Maturity date is not applicable.

(8)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of senior loan. The rate shown is the coupon as of the end of the reporting period.

(9)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(10)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(11)	For fair value measurement disclosure purposes, investment classified as Level 2.

(12)	Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.

(13)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(14)	Principal Amount (000) rounds to less than $1,000.

(15)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(16)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

(17)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

CAD	Canadian Dollar

LIBOR	London Inter-Bank Offered Rate.

PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

WI/DD	Investment or portion of investment, purchased on a when-issued or delayed delivery basis.

Nuveen Inflation Protected Securities Fund

Portfolio of Investments    March 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 99.5%

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 88.4%

$33,129	U.S. Treasury Inflation Indexed Obligations	0.125%	4/15/20	Aaa	$32,992,365

30,707	U.S. Treasury Inflation Indexed Obligations	1.125%	1/15/21	Aaa	31,399,131

37,482	U.S. Treasury Inflation Indexed Obligations	0.125%	4/15/21	Aaa	37,150,224

10,459	U.S. Treasury Inflation Indexed Obligations	0.625%	7/15/21	Aaa	10,581,764

28,473	U.S. Treasury Inflation Indexed Obligations	0.125%	1/15/22	Aaa	28,158,540

22,703	U.S. Treasury Inflation Indexed Obligations	0.125%	4/15/22	Aaa	22,373,103

19,013	U.S. Treasury Inflation Indexed Obligations	0.125%	7/15/22	Aaa	18,814,257

32,768	U.S. Treasury Inflation Indexed Obligations	0.125%	1/15/23	Aaa	32,204,986

16,829	U.S. Treasury Inflation Indexed Obligations	0.375%	7/15/23	Aaa	16,764,059

35,555	U.S. Treasury Inflation Indexed Obligations	0.625%	1/15/24	Aaa	35,720,026

11,723	U.S. Treasury Inflation Indexed Obligations	0.125%	7/15/24	Aaa	11,444,614

54,224	U.S. Treasury Inflation Indexed Obligations	0.250%	1/15/25	Aaa	52,987,655

19,885	U.S. Treasury Inflation Indexed Obligations	0.375%	7/15/25	Aaa	19,617,366

4,415	U.S. Treasury Inflation Indexed Obligations	2.000%	1/15/26	Aaa	4,870,685

51,204	U.S. Treasury Inflation Indexed Obligations	0.625%	1/15/26	Aaa	51,150,152

16,318	U.S. Treasury Inflation Indexed Obligations	0.125%	7/15/26	Aaa	15,667,076

4,609	U.S. Treasury Inflation Indexed Obligations	2.375%	1/15/27	Aaa	5,275,812

16,161	U.S. Treasury Inflation Indexed Obligations	0.375%	1/15/27	Aaa	15,734,439

8,177	U.S. Treasury Inflation Indexed Obligations	0.375%	7/15/27	Aaa	7,968,992

1,769	U.S. Treasury Inflation Indexed Obligations	1.750%	1/15/28	Aaa	1,942,633

11,054	U.S. Treasury Inflation Indexed Obligations	0.500%	1/15/28	Aaa	10,844,420

1,571	U.S. Treasury Inflation Indexed Obligations	3.625%	4/15/28	Aaa	2,011,747

2,419	U.S. Treasury Inflation Indexed Obligations	2.500%	1/15/29	Aaa	2,861,777

3,882	U.S. Treasury Inflation Indexed Obligations	3.875%	4/15/29	Aaa	5,161,786

3,670	U.S. Treasury Inflation Indexed Obligations	2.125%	2/15/40	Aaa	4,622,946

5,710	U.S. Treasury Inflation Indexed Obligations	2.125%	2/15/41	Aaa	7,235,267

20,162	U.S. Treasury Inflation Indexed Obligations	0.750%	2/15/42	Aaa	19,589,898

21,691	U.S. Treasury Inflation Indexed Obligations	0.625%	2/15/43	Aaa	20,400,277

4,983	U.S. Treasury Inflation Indexed Obligations	1.375%	2/15/44	Aaa	5,527,880

15,636	U.S. Treasury Inflation Indexed Obligations	0.750%	2/15/45	Aaa	15,038,190

4,446	U.S. Treasury Inflation Indexed Obligations	0.875%	2/15/47	Aaa	4,401,990

2,262	U.S. Treasury Inflation Indexed Obligations	1.000%	2/15/48	Aaa	2,314,283
$553,089	Total U.S. Government and Agency Obligations (cost $555,453,116)				552,828,340

Nuveen Inflation Protected Securities Fund (continued)

Portfolio of Investments    March 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 8.8%

$3,000	Bank of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7	3.167%	9/17/48	BBB–	$2,454,367

2,000	Cabela’s Master Credit Card Trust, Series 2013-2A A2, 144A	2.170%	8/16/21	AAA	1,997,872

1,348	CarMax Auto Owners Trust, Series 2016-4	1.210%	11/15/19	Aaa	1,344,509

894	Commercial Mortgage Pass-Through Certificates, Series 2012-CR4	1.801%	10/17/45	AAA	861,953

2,813	DB Master Finance LLC, Series 2015-1A, 144A	3.980%	2/21/45	BBB	2,837,304

2,960	Domino’s Pizza Master Issuer LLC, Series 2017-1A, 144A	3.082%	7/25/47	BBB+	2,897,755

2,881	Domino’s Pizza Master Issuer LLC, Series 2017-1A, 144A (3-Month LIBOR reference rate + 1.250% spread), (3)	2.995%	7/25/47	BBB+	2,904,376

2,199	Driven Brands Funding LLC, HONK 2015-1A, 144A	5.216%	7/20/45	BBB–	2,260,100

1,550	Finance of America Structured Security Trust, Series 2017-HB1, 144A	3.624%	11/25/27	Baa2	1,548,481

2,614	Flagstar Mortgage Trust, Series 2017-2, 144A	3.500%	10/25/47	Aaa	2,608,123

2,352	Focus Brands Funding LLC, 144A	5.093%	4/30/47	BBB	2,426,485

2,050	Goldman Sachs Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2015-GC32	3.345%	7/10/48	BBB–	1,658,909

423	Honor Automobile Trust, Series 2016-1A, 144A	2.940%	11/15/19	A	423,501

1,429	Invitation Homes Trust 2017-SFR3, 144A (1-Month LIBOR reference rate + 0.850% spread), (3)	2.658%	12/19/36	Aaa	1,438,946

3,075	Invitation Homes Trust 2018-SFR1, 144A (1-Month LIBOR reference rate + 0.700% spread), (3)	2.508%	3/19/37	Aaa	3,084,850

2,736	Jimmy Johns Funding LLC, Series 2017-1A, 144A	3.610%	7/30/47	BBB	2,733,185

2,230	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, 144A	4.755%	6/17/47	BBB–	1,975,873

2,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, 144A	4.241%	4/17/48	BBB–	1,691,143

1,500	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25	3.068%	10/19/48	BBB–	1,238,785

2,350	New Residential Advance Receivable Trust, Series 2016-T1, 144A	4.377%	6/15/49	BBB	2,337,370

1,000	New Residential Advance Receivable Trust, Series 2016-T2, 144A	4.005%	10/15/49	BBB	987,120

2,565	New Residential Advance Receivable Trust, Series 2017-T1, 144A	4.002%	2/15/51	BBB	2,522,237

2,408	New Residential Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2017-6A, 144A	4.000%	8/25/57	Aaa	2,445,245

217	OneMain Direct Auto Receivables Trust, Series 2016-1, 144A	2.040%	1/15/21	AAA	216,839

1,346	Sequoia Mortgage Trust, Mortgage Pass-Through Certificates, Series 2017-CH2, 144A	4.000%	12/25/47	Aaa	1,363,945

3,112	Shellpoint Co-Originator Trust, Series 2017-2, 144A	3.500%	10/25/47	Aaa	3,122,704

2,000	TCF Auto Receivables Owner Trust, Series 2015-2A, 144A	2.550%	4/15/21	AAA	1,995,558

1,580	Wells Fargo Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-C30, 144A	4.497%	9/17/58	BBB–	1,429,598
$56,632	Total Asset-Backed and Mortgage-Backed Securities (cost $54,649,726)				54,807,133

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 2.0%

	Airlines – 0.0%

$335	American Airlines Inc., Pass-Through Trust 2013-2B, 144A	5.600%	7/15/20	BBB–	$343,192

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Auto Components – 0.1%

$300	American & Axle Manufacturing Inc., (4)	6.625%	10/15/22	BB–	$310,500

300	Tenneco Inc.	5.375%	12/15/24	BB+	303,750
600	Total Auto Components				614,250

	Automobiles – 0.1%

465	General Motors Corporation	4.000%	4/01/25	BBB	459,446

	Banks – 0.0%

170	CIT Group Inc.	5.000%	8/01/23	BB+	173,987

	Building Products – 0.0%

250	Owens Corning Incorporated	4.200%	12/15/22	BBB	256,693

	Chemicals – 0.1%

515	CF Industries Inc., (4)	3.450%	6/01/23	BB+	494,400

250	NOVA Chemicals Corporation, 144A	5.250%	8/01/23	BBB–	251,563
765	Total Chemicals				745,963

	Commercial Services & Supplies – 0.2%

512	Covanta Energy Corporation	6.375%	10/01/22	B1	520,960

400	R.R. Donnelley & Sons Company, (4)	7.875%	3/15/21	B	414,980
912	Total Commercial Services & Supplies				935,940

	Construction Materials – 0.0%

300	Cemex SAB de CV, 144A	5.700%	1/11/25	BB	307,650

	Containers & Packaging – 0.0%

175	Graphic Packaging International Inc.	4.875%	11/15/22	BB+	178,719

	Diversified Telecommunication Services – 0.2%

400	CenturyLink Inc.	5.625%	4/01/20	BB	403,000

200	CenturyLink Inc., (4)	6.750%	12/01/23	BB	194,500

400	Telecom Italia SpA, 144A	5.303%	5/30/24	BBB–	407,000
1,000	Total Diversified Telecommunication Services				1,004,500

	Equity Real Estate Investment Trusts – 0.1%

200	Realogy Group LLC / Realogy Co-Issuer Corporation, 144A	5.250%	12/01/21	B1	201,060

400	Vereit Operating Partnership LP	3.000%	2/06/19	BBB–	400,054
600	Total Equity Real Estate Investment Trusts				601,114

	Health Care Providers & Services – 0.4%

200	Community Health Systems, Inc., (4)	5.125%	8/01/21	B2	186,000

500	HCA Inc.	4.250%	10/15/19	BBB–	503,750

1,715	Mayo Clinic Rochester	3.774%	11/15/43	AA	1,712,120
2,415	Total Health Care Providers & Services				2,401,870

	Hotels, Restaurants & Leisure – 0.1%

475	1011778 BC ULC/New Red Finance Inc., 144A, (4)	4.250%	5/15/24	Ba3	453,625

Nuveen Inflation Protected Securities Fund (continued)

Portfolio of Investments    March 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)		Coupon	Maturity	Ratings (2)	Value

	Media – 0.1%

$200	Charter Communications, CCO Holdings LLC		5.125%	2/15/23	BB+	$201,300

300	Dish DBS Corporation		4.250%	4/01/18	Ba3	300,000

200	SFR Group SA, 144A		6.000%	5/15/22	B1	195,500
700	Total Media					696,800

	Metals & Mining – 0.2%

470	Freeport McMoRan, Inc.		3.875%	3/15/23	BB+	454,207

550	Hudbay Minerals, Inc., 144A		7.250%	1/15/23	B+	570,625
1,020	Total Metals & Mining					1,024,832

	Mortgage Real Estate Investment Trusts – 0.1%

475	Starwood Property Trust		5.000%	12/15/21	BB–	484,500

	Oil, Gas & Consumable Fuels – 0.0%

150	Targa Resources Inc.		4.250%	11/15/23	BB–	144,000

	Paper & Forest Products – 0.0%

130	Norbord Inc., 144A		5.375%	12/01/20	BB+	136,175

	Road & Rail – 0.1%

375	The Hertz Corporation, 144A, (4)		7.625%	6/01/22	BB-	379,219

	Technology Hardware, Storage & Peripherals – 0.1%

500	NCR Corporation		5.000%	7/15/22	BB	500,000

	Wireless Telecommunication Services – 0.1%

200	Softbank Corporation, 144A		4.500%	4/15/20	BB+	203,960

200	Sprint Communications Inc., 144A		7.000%	3/01/20	BB	210,000
400	Total Wireless Telecommunication Services					413,960
$12,212	Total Corporate Bonds (cost $12,292,002)					12,256,435

Principal Amount (000)	Description (1)	Coupon	Maturity		Ratings (2)	Value

	SOVEREIGN DEBT – 0.3%

	Canada – 0.3%

$1,500	Quebec Province	7.500%	7/15/23		Aa2	$1,816,443
$1,500	Total Sovereign Debt (cost $1,825,174)					1,816,443
	Total Long-Term Investments (cost $624,220,018)					621,708,351

Shares	Description (1)		Coupon			Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.3%

	Money Market Funds – 0.3%

2,097,475	First American Government Obligations Fund, Class X, (6)		1.552% (5)			$2,097,475
	Total Investments Purchased with Collateral from Securities Lending (cost $2,097,475)					2,097,475

Shares	Description (1)	Coupon	Value

	SHORT-TERM INVESTMENTS – 0.6%

	Money Market Funds – 0.6%

3,543,952	First American Treasury Obligations Fund, Class Z	1.520% (5)	$3,543,952
	Total Short-Term Investments (cost $3,543,952)		3,543,952
	Total Investments (cost $629,861,445) – 100.4%		627,349,778
	Other Assets Less Liabilities – (0.4)% (7)		(2,208,777)
	Net Assets – 100%		$625,141,001

Investments in Derivatives

Futures Contracts

Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount*	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 2-Year Note	Short	(90)	6/18	$(19,132,588)	$(19,134,844)	$(2,256)	$(2,813)
U.S. Treasury 10-Year Note	Long	113	6/18	13,598,423	13,688,891	90,468	25,653
U.S. Treasury Ultra 10-Year Note	Long	30	6/18	3,869,606	3,895,781	26,175	11,719
U.S. Treasury Ultra Bond	Long	9	6/18	1,414,326	1,444,219	29,893	10,406
Total				$(250,233)	$(105,953)	$144,280	$44,965
*	The aggregate notional amount of long and short positions is $18,882,355 and $(19,132,588), respectively.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
U.S. Government and Agency Obligations	$—	$552,828,340	$—	$552,828,340
Asset-Backed and Mortgage-Backed Securities	—	54,807,133	—	54,807,133
Corporate Bonds	—	12,256,435	—	12,256,435
Sovereign Debt	—	1,816,443	—	1,816,443
Investments Purchased with Collateral from Securities Lending	2,097,475	—	—	2,097,475
Short-Term Investments:
Money Market Funds	3,543,952	—	—	3,543,952
Investments in Derivatives:
Futures Contracts*	144,280	—	—	144,280
Total	$5,785,707	$621,708,351	$—	$627,494,058
*	Represents net unrealized appreciation (depreciation).

Nuveen Inflation Protected Securities Fund (continued)

Portfolio of Investments    March 31, 2018

(Unaudited)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment, temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of March 31, 2018.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$631,142,609
Gross unrealized:
Appreciation	4,366,584
Depreciation	(8,159,415)
Net unrealized appreciation (depreciation) of investments	$(3,792,831)

Tax cost of futures	$144,280
Net unrealized appreciation (depreciation) of futures	—

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(4)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $2,025,128.

(5)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

(6)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(7)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

LIBOR	London Inter-Bank Offered Rate

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Nuveen Short Term Bond Fund

Portfolio of Investments    March 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 97.7%

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 47.2%

$1,862	321 Henderson Receivables LLC, Series 2005-1A, 144A (1-Month LIBOR reference rate + 0.230% spread), (3)	2.007%	11/15/40	AAA	$1,770,709

1,424	321 Henderson Receivables LLC, Series 2006-4A, 144A, (1-Month LIBOR reference rate + 0.200% spread), (3)	1.977%	12/15/41	AAA	1,391,893

432	ACE Securities Corporation, Manufactured Housing Trust Series 2003-MH1, 144A	6.500%	5/15/29	AA	484,846

2,639	American Credit Acceptance Receivables Trust 2016-1A, 144A	5.550%	6/13/22	AA	2,702,188

4,198	American Express Credit Account Master Trust, Series 2013-1 (1-Month LIBOR reference rate + 0.420% spread), (3)	2.197%	2/16/21	Aaa	4,202,091

2,966	American Express Credit Account Master Trust, Series 2014-4 (1-Month LIBOR reference rate + 0.370% spread), (3)	2.147%	12/15/21	AAA	2,974,126

2,649	AmeriCold LLC Trust, Series 2010, 144A (1-Month LIBOR reference rate + 1.500% spread), (3)	3.265%	1/17/29	AAA	2,650,962

144	Amortizing Residential Collateral Trust Series 2002-BC4 M1 (1-Month LIBOR reference rate + 1.050% spread), (3)	2.922%	7/25/32	A3	143,657

2,636	Asset Backed Securities Corp Home Equity Loan Trust, Series 2002-HE1 (1-Month LIBOR reference rate + 1.650% spread), (3)	3.427%	3/15/32	BBB	2,620,047

2,552	Avid Automobile Receivables Trust 2018-1, 144A	2.840%	8/15/23	A	2,542,192

2,915	Bank of the West Auto Trust, Series 2017-1, 144A	2.110%	1/15/23	AAA	2,867,089

3,000	Barclays Commercial Mortgage, Mortgage Pass-Through Certificates, Series 2015-STP, 144A	4.427%	9/10/28	A–	3,024,595

2,375	Cabela’s Master Credit Card Trust, Series 2014-2 (1-Month LIBOR reference rate + 0.450% spread), (3)	2.227%	7/15/22	AAA	2,383,066

1,923	California Republic Auto Receivables Trust, Series 2014-4	1.840%	6/15/20	AAA	1,917,704

4,155	Capital One Multi Asset Execution Trust, Series 2014-A3 (1-Month LIBOR reference rate + 0.380% spread), (3)	2.157%	1/18/22	AAA	4,165,130

3,928	Capital One Multi Asset Execution Trust, Series 2015-A5	1.600%	5/17/21	AAA	3,918,351

2,930	Capital One Multi Asset Execution Trust, Series 2016-A1 (1-Month LIBOR reference rate + 0.450% spread), (3)	2.227%	2/15/22	AAA	2,939,082

2,500	Capital One Multi-Asset Execution Trust (1-Month LIBOR reference rate + 0.630% spread), (3)	2.407%	2/15/24	AAA	2,528,503

941	CarMax Auto Owner Trust, Series 2017-1 A2	1.540%	2/18/20	Aaa	938,582

2,651	CarNow Auto Receivables Trust 2017-1A, 144A	2.920%	9/15/22	A	2,639,444

2,379	Chase Issuance Trust, Series 2013-A9 (1-Month LIBOR reference rate + 0.420% spread), (3)	2.197%	11/16/20	AAA	2,383,729

4,700	Chase Issuance Trust, Series 2016-A1 (1-Month LIBOR reference rate + 0.410% spread), (3)	2.187%	5/17/21	AAA	4,713,160

4,000	Chase Issuance Trust, Series 2016-A3 (1-Month LIBOR reference rate + 0.550% spread), (3)	2.327%	6/15/23	AAA	4,039,642

1,777	CIG Auto Receivables Trust, Series 2017- 1A, 144A	2.710%	5/15/23	A3	1,766,722

Nuveen Short Term Bond Fund (continued)

Portfolio of Investments    March 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$525	CITI Held for Asset Issuance, Series 2015-PM3, 144A	4.310%	5/16/22	A1	$526,100

2,000	Citibank Credit Card Issuance Trust (1-Month LIBOR reference rate + 0.220% spread), (3)	1.922%	4/07/22	AAA	2,001,205

2	Citicorp Mortgage Securities I, REMIC Pass-Through Certificates, Series 2007-9	5.500%	12/25/22	Baa2	2,317

81	Citicorp Mortgage Securities Inc., REMIC Pass-Through Certificates, Series 2006-1 5A1	5.500%	2/25/26	Ba2	81,402

2,000	Cold Storage Trust, Commercial Mortgage Backed Securities, Series 2017-ICE3, 144A (1-Month LIBOR reference rate + 1.000% spread), (3)	2.777%	4/15/36	AAA	2,006,816

2,960	Colony American Homes Trust 2015-1A, 144A, (1-Month LIBOR reference rate + 1.950% spread), (3)	3.668%	7/17/32	A2	2,969,215

1,700	Colony American Homes Trust 2015-1A, 144A (1-Month LIBOR reference rate + 1.200% spread), (3)	2.918%	7/19/32	Aaa	1,705,073

2,000	Colony Starwood Homes, Series 2016-1A, 144A, (1-Month LIBOR reference rate + 3.100% spread), (3)	4.908%	7/19/33	Baa2	2,036,978

1,505	Commercial Mortgage Pass-Through Certificates, Series 2016-SAVA, 144A, (1-Month LIBOR reference rate + 2.300% spread), (3)	4.040%	10/17/34	AA–	1,508,125

269	Conns Receivables Funding Trust II, Series 2017-A, 144A	2.730%	7/15/19	BBB	269,177

1,237	Conns Receivables Funding Trust II, Series 2017-B, 144A	2.730%	7/15/20	BBB	1,235,165

1,750	CPS Auto Trust, 144A	5.540%	11/15/19	Aaa	1,765,543

1,905	Credit Suisse Commercial Mortgage Trust, 2015-2, 144A	3.000%	2/25/45	AAA	1,902,834

307	Credit Suisse First Boston Mortgage Securities Corporation, Mortgage-Backed Pass-Through Certificates, Series 2003-23	5.750%	9/25/33	AA+	321,334

2,506	Credit Suisse Mortgage Trust 2017-HL2, 144A	3.500%	10/25/47	AAA	2,506,480

1,909	Credit-Based Asset Servicing and Securitization Pool 2007-SP1, 144A	5.698%	12/25/37	AA	1,954,343

970	DB Master Finance LLC, Series 2015-1A, 144A	3.980%	2/21/45	BBB	978,381

2,948	Domino’s Pizza Master Issuer LLC, Series 2015-1A, 144A	3.484%	10/25/45	N/R	2,942,371

2,487	Domino’s Pizza Master Issuer LLC, Series 2017-1A, 144A, (3-Month LIBOR reference rate + 1.250% spread), (3)	2.995%	7/25/47	BBB+	2,508,097

1,910	DT Auto Owner Trust, Series 2016-4A, 144A	2.740%	10/17/22	A	1,907,202

1,312	Entergy Arkansas Restoration Funding LLC, Senior Secured Storm Recovery Bonds, Series 2010-A	2.300%	8/01/21	AAA	1,305,968

307	Fannie Mae Connecticut Avenue Securities , Series 2016-C03 (1-Month LIBOR reference rate + 2.200% spread), (3)	4.072%	10/25/28	BBB+	309,007

158	Fannie Mae Mortgage Interest Strips	5.000%	9/01/24	N/R	6,643

2,442	Fannie Mae Mortgage Pool FN MA2869	2.500%	1/01/27	N/R	2,420,949

2,872	Fannie Mae Mortgage Pool FN MA3220	2.500%	12/01/27	N/R	2,846,385

9	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates	5.500%	9/25/22	N/R	9,031

140	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates (1-Month LIBOR reference rate + 0.300% spread), (3)	2.172%	11/25/34	N/R	140,612

59	Fannie Mae REMIC Pass-Through Certificates	2.750%	6/25/20	N/R	59,084

1,132	Fannie Mae, Connecticut Avenue Securities, Series 2016-C07 (1-Month LIBOR reference rate + 1.300% spread), (3)	3.172%	5/25/29	BBB–	1,136,798

2	Federal Home Loan Mortgage Corporation, REMIC	6.000%	12/15/20	N/R	2,123

1,170	Fifth Third Auto Trust, Series 2017-1	1.800%	2/15/22	AAA	1,151,131

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$1,374	Flagstar Mortgage Trust, Series 2017-1, 144A	3.500%	3/25/47	Aaa	$1,369,153

2,308	Flagstar Mortgage Trust, Series 2017-2, 144A	3.500%	10/25/47	Aaa	2,303,106

2,775	Ford Credit Auto Owner Trust 2017-C	2.010%	3/15/22	AAA	2,740,596

27	Freddie Mac Mortgage Pool, Various FG M30035	4.500%	4/01/22	N/R	27,931

645	Freddie Mac Mortgage Trust 2013-KF02 B, 144A, (1-Month LIBOR reference rate + 3.000% spread), (3)	4.670%	12/25/45	Baa1	645,039

2,000	Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2013-K712, 144A	3.364%	5/25/45	AA	2,003,527

1,805	Freddie Mac Mortgage Trust, Structured Pass-Through Certificates, Series 2011 K-10, 144A	4.622%	11/25/49	A	1,869,408

1,995	Freddie Mac Mortgage Trust, Structured Pass-Through Certificates, Series 2012-K707, 144A	3.884%	1/25/47	Aa2	2,002,566

204	Freddie Mac Multi-Class Certificates 3780 (1-Month LIBOR reference rate + 0.400% spread), (3)	2.177%	12/15/20	N/R	204,885

3,030	Freddie Mac Multifamily Mortgage Trust, Series 2011-K704, 144A	4.545%	10/25/30	A1	3,039,008

2,393	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates K722 A1	2.183%	5/25/22	N/R	2,336,894

1,300	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2012-K710, 144A	3.813%	6/25/47	AA	1,313,016

1,831	Freddie Mac Multifamily Structured Pass-Through Certificates FHMS K029 A1	2.839%	10/25/22	N/R	1,832,084

2,193	Freddie Mac Multifamily Structured Pass-Through Certificates FHMS K726 A1	2.596%	8/25/23	N/R	2,172,638

1,680	Freddie Mac Multifamily Structured Pass-Through Certificates FHMS KP04 AG2 (1-Month LIBOR reference rate + 0.200% spread), (3)	1.870%	10/25/19	N/R	1,680,000

1,544	Freddie Mac Multifamily Structured Pass-Through Certificates K034 A1	2.669%	2/25/23	N/R	1,539,491

2,933	Freddie Mac Multifamily Structured Pass-Through Certificates K052 A1	2.598%	1/25/25	N/R	2,905,338

2,235	Freddie Mac Multifamily Structured Pass-Through Certificates KLH1 (1-Month LIBOR reference rate + 0.700% spread), (3)	2.370%	11/25/22	N/R	2,244,589

2,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 144A, (8)	3.746%	2/25/48	BBB–	2,002,578

495	GAHR Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-NRF, 144A, (1-Month LIBOR reference rate + 1.300% spread), (3)	3.138%	12/15/34	AAA	495,442

1,699	GLS Auto Receivables Trust 2017-1A, 144A	2.670%	4/15/21	A	1,694,193

2,233	GLS Auto Receivables Trust 2018-1, 144A	2.820%	7/15/22	A	2,224,366

726	Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage, 144A Pass-Through Certificates, Series 2010-C1	3.679%	8/12/43	Aaa	730,899

2,025	GP Portfolio Trust 2014-GPP A, 144A, (1-Month LIBOR reference rate + 3.000% spread), (3)	4.777%	2/16/27	BBB	2,028,086

1,000	GS Mortgage Securities Corp Trust 2018-CHILL, 144A, (1-Month LIBOR reference rate + 1.650% spread), (3)	3.427%	2/17/37	Baa3	1,000,495

702	Honor Automobile Trust, Series 2016-1A, 144A	2.940%	11/15/19	A	702,513

539	IMC Home Mortgage Company, Home Equity Loan Pass-Through Certificates, Series 1998-3	6.720%	8/20/29	AA	537,512

3,254	Invitation Homes 2018-SFR1 Trust, 144A, (1-Month LIBOR reference rate + 0.700% spread), (3)	2.508%	3/19/37	Aaa	3,264,550

Nuveen Short Term Bond Fund (continued)

Portfolio of Investments    March 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$2,460	Invitation Homes Trust 2015-SFR3, 144A (1-Month LIBOR reference rate + 1.300% spread), (3)	3.050%	8/19/32	Aaa	$2,461,611

1,314	Invitation Homes Trust 2017-SFR3, 144A, (1-Month LIBOR reference rate + 0.850% spread), (3)	2.658%	12/19/36	Aaa	1,323,630

2,605	J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-BCON, 144A	3.735%	1/07/31	AAA	2,666,553

2,488	Jimmy Johns Funding LLC, Series 2017-1A, 144A	3.610%	7/30/47	BBB	2,484,714

3,333	JP Morgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2010-C2 A3, 144A	4.070%	11/15/43	AAA	3,401,301

2,113	JP Morgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2011-C3 A1, 144A	4.717%	2/16/46	AAA	2,192,990

2,970	JP Morgan Chase Commercial Mortgage Securities Corporation, Pass-Through Certificates Trust 2017-MAUI, 144A (1-Month LIBOR reference rate + 0.830% spread), (3)	2.548%	7/17/34	AAA	2,975,662

2,334	JP Morgan Mortgage Trust, Series 2017-1, 144A	3.500%	1/25/47	Aaa	2,342,818

2,462	JP Morgan Mortgage Trust, Series 2017-2, 144A	3.500%	5/25/47	Aaa	2,462,008

248	Master Resecuritization Trust 2009-1, 144A	6.000%	10/25/36	AAA	248,903

2,413	Mid-State Trust 2010-1, 144A	7.000%	12/15/45	A	2,589,311

2,329	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2017-CLS, 144A (1-Month LIBOR reference rate + 0.700% spread), (3)	2.477%	11/15/34	Aaa	2,333,315

1,000	New Residential Advance Receivable Trust , Series 2016-T1, 144A	4.377%	6/15/49	BBB	994,626

600	New Residential Advance Receivable Trust, Series 2017-T1, 144A	3.214%	2/15/51	AAA	596,559

1,688	New Residential Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2014-2A, 144A	3.750%	5/25/54	AAA	1,709,215

1,022	New Residential Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2014-3A, 144A	3.750%	11/25/54	AA	1,031,995

1,700	New Residential Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2015-A1, 144A	3.750%	5/28/52	Aaa	1,717,443

1,906	New Residential Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2016-1A, 144A	3.750%	3/25/56	AAA	1,921,622

2,669	New Residential Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2017-6A, 144A	4.000%	12/25/57	AAA	2,728,098

2,168	New Residential Mortgage Loan Trust, Series 2017-1A, 144A	4.000%	2/25/57	AAA	2,210,601

3,185	OMART Receivables Trust, Series 2016-T2, 144A	2.722%	8/16/49	AAA	3,136,279

2,600	OMART Receivables Trust, Series 2017-T1, 144A	2.499%	9/15/48	AAA	2,599,790

540	OneMain Direct Auto Receivables Trust, Series 2016-1, 144A	2.040%	1/15/21	AAA	539,892

500	OneMain Financial Issuance Trust 2015-1, 144A	3.850%	3/18/26	AA	501,194

1,321	OWS Structured Asset Trust, Series 2016-NPL1, 144A	3.750%	7/25/56	N/R	1,325,888

2,215	Progress Residential Trust, Series 2017 -SFRI, 144A	2.768%	8/17/34	Aaa	2,184,476

314	RBSSP Resecuritization Trust 2009-10, 144A (1-Month LIBOR reference rate + 0.100% spread), (3)	1.721%	3/26/37	N/R	141,817

1,185	Sequoia Mortgage Trust, Mortgage Pass-Through Certificates, Series 2017-CH2, 144A	4.000%	12/25/47	Aaa	1,201,356

2,363	Structured Agency Credit Risk Notes, Series 2017-HQA2 (1-Month LIBOR reference rate + 0.800% spread), (3)	2.672%	12/26/29	BBB–	2,369,154

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$1,953	Sunset Mortgage Loan Company, Series 2017-NPL1, 144A	3.500%	6/18/47	N/R	$1,934,815

3,080	Synchrony Credit Card Master Note Trust, Series 2015-3	1.740%	9/15/21	AAA	3,069,607

2,750	Synchrony Credit Card Master Note Trust, Series 2016-1	2.040%	3/15/22	Aaa	2,736,535

3,111	Taco Bell Funding LLC, Series 2016-1A, 144A	3.832%	5/25/46	BBB	3,127,951

2,890	TCF Auto Receivables Owner Trust, Series 2016-1A, 144A	1.710%	4/15/21	AAA	2,871,757

2,296	Tesla Auto Lease Trust 2018-A, 144A	2.320%	12/20/19	Aaa	2,291,572

3,000	Toyota Auto Receivables Owner Trust, Series 2017-B	2.050%	9/15/22	AAA	2,944,249

2,170	Tricon American Homes Trust, Series 2017-SFRI, 144A	2.716%	9/19/34	Aaa	2,121,750

1,244	Vericrest Opportunity Loan Transferee, Series 2017-NP12, 144A	3.875%	9/25/45	N/R	1,252,910

1,656	Veros Auto Receivables Trust 2017-1, 144A	2.840%	4/17/23	N/R	1,649,997

1,565	VNO Mortgage Trust, Series 2013-PENN, 144A	3.808%	12/13/29	AAA	1,592,782

10	Wells Fargo Mortgage Backed Securities, 2005-AR16 Class 3A2	3.865%	2/25/35	AA+	10,256

1,934	World Omni Auto Receivables Trust, Series 2017-A	1.680%	12/16/19	Aaa	1,924,643
$230,899	Total Asset-Backed and Mortgage-Backed Securities (cost $232,641,082)				231,054,947

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 40.2%

	Aerospace & Defense – 0.9%

$1,250	Alcoa Inc.	6.150%	8/15/20	BBB–	$1,309,375

1,565	BAE Systems Holdings, 144A	6.375%	6/01/19	BBB	1,628,759

1,580	L-3 Communications Corporation	4.950%	2/15/21	BBB–	1,646,321
4,395	Total Aerospace & Defense				4,584,455

	Airlines – 0.5%

995	Delta Air Lines Pass Through Certificates, Series 2012-1B, 144A	6.875%	5/07/19	BBB	1,026,583

249	Delta Airlines	5.300%	4/15/19	A1	253,836

859	Northwest Airlines Trust Pass Through Certificates 2007-1	7.027%	11/01/19	A	904,613

342	US Airways Pass Through Trust	7.076%	3/20/21	A	363,901
2,445	Total Airlines				2,548,933

	Auto Components – 0.2%

853	American & Axle Manufacturing Inc.	6.625%	10/15/22	BB–	882,855

	Automobiles – 1.1%

1,540	American Honda Finance Corp	2.650%	2/12/21	A+	1,531,928

2,000	Daimler Finance NA LLC, 144A	1.500%	7/05/19	A	1,966,065

2,000	General Motors Financial Company Inc.	3.200%	7/13/20	BBB	1,995,699
5,540	Total Automobiles				5,493,692

	Banks – 9.3%

8,540	Bank of America Corporation	2.250%	4/21/20	A	8,402,961

2,870	Barclays PLC	2.750%	11/08/19	A	2,846,871

Nuveen Short Term Bond Fund (continued)

Portfolio of Investments    March 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Banks (continued)

$3,280	BB&T Corporation	2.450%	1/15/20	A+	$3,252,368

4,000	Citigroup Inc.	2.650%	10/26/20	A	3,951,636

1,500	Citizens Bank NA	2.500%	3/14/19	A–	1,495,293

1,900	Fifth Third Bancorp.	2.875%	7/27/20	A–	1,896,054

1,975	HSBC USA Inc.	2.750%	8/07/20	AA–	1,959,825

1,600	ING Bank NV, 144A	2.300%	3/22/19	Aa3	1,592,469

1,445	JP Morgan Chase & Company	2.250%	1/23/20	A+	1,427,292

5,780	JP Morgan Chase & Company	4.625%	5/10/21	A+	6,023,825

1,945	PNC Bank NA	2.500%	1/22/21	A+	1,916,281

2,160	Santander UK PLC	2.125%	11/03/20	Aa3	2,109,494

2,000	Societe Generale, 144A	2.500%	4/08/21	A1	1,952,538

1,720	SunTrust Banks Inc.	2.900%	3/03/21	A–	1,708,192

4,995	Wells Fargo & Company	2.125%	4/22/19	A+	4,964,781
45,710	Total Banks				45,499,880

	Beverages – 0.5%

2,540	Anheuser Busch InBev	5.375%	1/15/20	A–	2,656,927

	Biotechnology – 0.7%

1,375	Biogen Inc.	2.900%	9/15/20	A–	1,366,418

2,285	Celgene Corporation	2.875%	8/15/20	BBB+	2,275,641
3,660	Total Biotechnology				3,642,059

	Capital Markets – 3.4%

1,300	Deutsche Bank AG	3.150%	1/22/21	BBB+	1,280,405

4,000	Goldman Sachs Group, Inc.	2.000%	4/25/19	A	3,964,495

1,870	Goldman Sachs Group, Inc.	2.750%	9/15/20	A	1,850,707

1,570	Lazard Group LLC	4.250%	11/14/20	A–	1,613,438

5,995	Morgan Stanley	2.650%	1/27/20	A	5,957,443

2,000	UBS AG Stamford	2.350%	3/26/20	AA–	1,971,730
16,735	Total Capital Markets				16,638,218

	Chemicals – 1.1%

2,215	Eastman Chemical Company	2.700%	1/15/20	BBB	2,201,587

1,935	LyondellBasell Industries NV	5.000%	4/15/19	BBB+	1,964,317

1,490	Sherwin-Williams Company	2.250%	5/15/20	BBB	1,465,090
5,640	Total Chemicals				5,630,994

	Commercial Services & Supplies – 0.4%

2,000	AerCap Ireland Capital Limited / AerCap Global Aviation Trust	3.950%	2/01/22	BBB–	2,007,875

	Consumer Finance – 2.5%

1,200	Ally Financial Inc.	8.000%	12/31/18	BB	1,237,500

2,750	American Express Credit Corporation	2.375%	5/26/20	A2	2,713,991

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Consumer Finance (continued)

$1,355	Capital One Financial Corporation	2.450%	4/24/19	A–	$1,348,851

845	Capital One Financial Corporation	2.500%	5/12/20	A–	831,691

1,555	Discover Bank	3.200%	8/09/21	BBB+	1,537,606

2,000	Ford Motor Credit Company	2.597%	11/04/19	BBB	1,983,871

1,250	Navient Corporation	5.000%	10/26/20	BB	1,257,812

1,280	Synchrony Financial	3.000%	8/15/19	BBB–	1,276,039
12,235	Total Consumer Finance				12,187,361

	Containers & Packaging – 0.2%

1,240	Packaging Corporation of America	2.450%	12/15/20	BBB	1,220,220

	Diversified Financial Services – 0.9%

2,760	Berkshire Hathaway Finance Corporation	4.250%	1/15/21	AA	2,872,196

1,645	BNP Paribas	2.375%	5/21/20	Aa3	1,626,839
4,405	Total Diversified Financial Services				4,499,035

	Diversified Telecommunication Services – 2.2%

4,440	AT&T, Inc.	2.800%	2/17/21	A–	4,395,740

1,500	CenturyLink Inc.	5.625%	4/01/20	BB	1,511,250

1,250	Frontier Communications Corporation, (4)	8.125%	10/01/18	B	1,262,750

1,665	Orange SA	1.625%	11/03/19	BBB+	1,630,378

1,815	Verizon Communications	3.450%	3/15/21	A–	1,832,946
10,670	Total Diversified Telecommunication Services				10,633,064

	Electric Utilities – 0.4%

2,000	Exelon Generation Co. LLC	2.950%	1/15/20	BBB	1,994,220

	Food & Staples Retailing – 0.6%

1,245	Sysco Corporation	2.600%	10/01/20	A3	1,234,453

1,535	Walgreens Boots Alliance, Inc.	2.700%	11/18/19	BBB	1,527,387
2,780	Total Food & Staples Retailing				2,761,840

	Food Products – 1.3%

2,175	Bunge Limited Finance Company, (4)	3.500%	11/24/20	BBB	2,182,127

1,635	Kraft Heinz Foods Co.	2.800%	7/02/20	BBB	1,623,466

2,500	Tyson Foods	2.650%	8/15/19	BBB	2,485,647
6,310	Total Food Products				6,291,240

	Health Care Equipment & Supplies – 0.2%

1,120	Abbott Laboratories	2.900%	11/30/21	BBB	1,109,288

	Health Care Providers & Services – 1.1%

2,000	CVS Health Corporation	2.800%	7/20/20	Baa1	1,987,308

1,500	HCA Inc.	4.250%	10/15/19	BBB–	1,511,250

1,765	UnitedHealth Group Incorporated	3.875%	10/15/20	A+	1,800,724
5,265	Total Health Care Providers & Services				5,299,282

Nuveen Short Term Bond Fund (continued)

Portfolio of Investments    March 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Hotels, Restaurants & Leisure – 0.3%

$1,250	MGM Resorts International Inc.	6.750%	10/01/20	BB	$1,328,125

	Household Durables – 0.4%

2,009	Newell Brands Inc.	2.600%	3/29/19	BBB–	1,999,784

	Industrial Conglomerates – 0.8%

2,020	General Electric Capital Corporation	4.625%	1/07/21	A+	2,092,574

2,000	Siemens Financieringsmaatschappij NV, 144A	1.300%	9/13/19	A+	1,956,264
4,020	Total Industrial Conglomerates				4,048,838

	Insurance – 2.3%

2,000	AFLAC Insurance	2.400%	3/16/20	A–	1,979,669

2,415	American International Group, Inc.	3.375%	8/15/20	BBB+	2,425,224

1,500	Hartford Financial Services Group Inc.	5.500%	3/30/20	BBB+	1,568,100

2,025	Marsh & McLennan Companies	2.350%	3/06/20	A	2,003,869

1,500	Met Life Global Funding I, 144A	2.000%	4/14/20	AA–	1,470,571

1,570	Prudential Financial Inc.	4.500%	11/15/20	A	1,630,012
11,010	Total Insurance				11,077,445

	Internet Software & Services – 0.4%

2,185	eBay Inc.	2.200%	8/01/19	BBB+	2,166,415

	Leisure Products – 0.4%

1,980	Carnival Corporation	3.950%	10/15/20	A–	2,029,736

	Machinery – 0.3%

1,365	Ingersoll-Rand Luxembourg Finance SA	2.625%	5/01/20	BBB	1,353,729

	Media – 1.8%

1,735	21st Century Fox America Inc.	4.500%	2/15/21	BBB+	1,804,994

1,660	CBS Corporation	2.300%	8/15/19	BBB	1,646,393

2,000	Charter Communications Operating LLC/ Charter Communications Operating Capital Corporation	3.579%	7/23/20	BBB–	2,005,375

1,600	Discovery Communications Inc.	5.050%	6/01/20	BBB–	1,663,280

1,500	Dish DBS Corporation	4.250%	4/01/18	Ba3	1,500,000
8,495	Total Media				8,620,042

	Mortgage Real Estate Investment Trusts – 0.2%

750	Starwood Property Trust	5.000%	12/15/21	BB–	765,000

	Multi-Utilities – 0.3%

1,635	Sempra Energy	2.900%	2/01/23	BBB+	1,598,869

	Oil, Gas & Consumable Fuels – 2.6%

1,825	Berkshire Hathaway Energy Company, 144A	2.375%	1/15/21	A–	1,794,010

1,700	BP Capital Markets PLC	2.521%	1/15/20	A1	1,689,992

645	Calumet Specialty Products	6.500%	4/15/21	CCC+	625,650

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Oil, Gas & Consumable Fuels (continued)

$1,550	Enterprise Products Operating LLC	2.800%	2/15/21	BBB+	$1,532,831

1,290	Occidental Petroleum Corporation	4.100%	2/01/21	A	1,327,236

750	Sabine Pass Liquefaction LLC	5.625%	2/01/21	BBB–	788,432

1,595	Schlumberger Holdings Corporation, 144A	3.000%	12/21/20	AA–	1,590,800

1,000	Southwestern Energy Company, (4)	5.800%	1/23/20	BB	1,008,750

1,300	Valero Energy Corporation	6.125%	2/01/20	BBB	1,371,804

750	WPX Energy Inc.	7.500%	8/01/20	BB–	802,500
12,405	Total Oil, Gas & Consumable Fuels				12,532,005

	Software – 0.2%

1,000	Microsoft Corporation	1.850%	2/06/20	AAA	989,921

	Technology Hardware, Storage & Peripherals – 0.4%

1,420	Apple Inc.	2.100%	5/06/19	AA+	1,416,618

500	Dell Inc., (4)	5.875%	6/15/19	Ba2	511,250
1,920	Total Technology Hardware, Storage & Peripherals				1,927,868

	Tobacco – 0.5%

1,005	Philip Morris International	1.375%	2/25/19	A	992,771

1,465	Reynolds American Inc.	3.250%	6/12/20	BBB+	1,464,956
2,470	Total Tobacco				2,457,727

	Trading Companies & Distributors – 0.3%

1,500	Air Lease Corporation	3.375%	6/01/21	BBB	1,502,109

	Wireless Telecommunication Services – 1.5%

1,570	America Movil S.A. de C.V.	5.000%	3/30/20	A–	1,622,445

2,000	Deutsche Telekom International Finance BV	6.000%	7/08/19	BBB+	2,078,649

1,250	Softbank Corporation, 144A	4.500%	4/15/20	BB+	1,274,750

2,205	Vodafone Group PLC	4.375%	3/16/21	BBB+	2,278,888
7,025	Total Wireless Telecommunication Services				7,254,732
$196,562	Total Corporate Bonds (cost $199,546,232)				197,233,783

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 10.3%

$13,000	Federal National Mortgage Association	1.000%	2/26/19	Aaa	$12,863,760

5,500	Freddie Mac Notes	1.500%	1/17/20	Aaa	5,423,171

10,500	U.S. Treasury Notes, (4)	1.000%	8/15/18	Aaa	10,466,777

4,500	U.S. Treasury Notes	1.000%	10/15/19	Aaa	4,416,441

4,000	U.S. Treasury Notes	1.750%	11/30/19	Aaa	3,966,747

6,000	U.S. Treasury Notes	1.250%	11/30/18	Aaa	5,969,766

2,500	U.S. Treasury Notes, (4)	1.000%	8/31/19	Aaa	2,457,620

Nuveen Short Term Bond Fund (continued)

Portfolio of Investments    March 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. Government and Agency Obligations (continued)

$5,000	U.S. Treasury Notes	0.875%	9/15/19	Aaa	$4,902,326
$51,000	Total U.S. Government and Agency Obligations (cost $50,805,115)				50,466,608
	Total Long-Term Investments (cost $482,992,429)				478,755,338

Shares	Description (1)	Coupon			Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 1.4%

	Money Market Funds – 1.4%

6,978,675	First American Government Obligations Fund, Class X, (6)	1.552% (5)			6,978,675
	Total Investments Purchased with Collateral from Securities Lending (cost $6,978,675)				6,978,675

Shares	Description (1)	Coupon			Value

	SHORT-TERM INVESTMENTS – 1.7%

	Money Market Funds – 1.7%

8,383,011	First American Treasury Obligations Fund, Class Z	1.520% (5)			$8,383,011
	Total Short-Term Investments (cost $8,383,011)				8,383,011
	Total Investments (cost $498,354,115) – 100.8%				494,117,024
	Other Assets Less Liabilities – (0.8)% (7)				(3,872,376)
	Net Assets – 100%				$490,244,648

Investments in Derivatives

Futures Contracts

Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount*	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 2-Year Note	Long	285	6/18	$60,607,977	$60,593,672	$(14,305)	$8,906
U.S. Treasury 5-Year Note	Long	49	6/18	5,592,883	5,608,586	15,703	5,359
U.S. Treasury 10-Year Note	Short	(30)	6/18	(3,599,605)	(3,634,219)	(34,614)	(7,031)
Total				$62,601,255	$62,568,039	$(33,216)	$7,234
*	The aggregate notional amount of long and short positions is $66,200,860 and $(3,599,605), respectively.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Asset-Backed and Mortgage-Backed Securities	$—	$229,052,369	$2,002,578	$231,054,947
Corporate Bonds	—	197,233,783	—	197,233,783
U.S. Government and Agency Obligations	—	50,466,608	—	50,466,608
Investments Purchased with Collateral from Securities Lending	6,978,675	—	—	6,978,675
Short-Term Investments:
Money Market Funds	8,383,011	—	—	8,383,011
Investments in Derivatives:
Futures Contracts*	(33,216)	—	—	(33,216)
Total	$15,328,470	$476,752,760	$2,002,578	$494,083,808
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment, temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of March 31, 2018.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$498,474,614
Gross unrealized:
Appreciation	391,192
Depreciation	(4,748,782)
Net unrealized appreciation (depreciation) of investments	$(4,357,590)

Tax cost of futures	$(33,216)
Net unrealized appreciation (depreciation) of futures	—

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(4)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $6,811,756.

(5)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

(6)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(7)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

LIBOR	London Inter-Bank Offered Rate

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Nuveen Strategic Income Fund

Portfolio of Investments    March 31, 2018

(Unaudited)

Principal Amount (000) (8)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 98.7%

	CORPORATE BONDS – 51.5%

	Aerospace & Defense – 1.3%

$2,785	BAE Systems Holdings, 144A	3.850%	12/15/25	BBB	$2,806,062

1,200	Bombardier Inc., 144A	8.750%	12/01/21	B	1,315,500

3,000	General Dynamics Corporation	2.625%	11/15/27	A+	2,802,424

3,380	Rockwell Collins Inc.	3.500%	3/15/27	BBB	3,258,845
	Total Aerospace & Defense				10,182,831

	Air Freight & Logistics – 0.3%

2,280	FedEx Corporation	3.300%	3/15/27	BBB	2,210,490

	Airlines – 1.3%

2,000	American Airlines Group Inc., 144A	4.625%	3/01/20	BB–	2,015,000

1,316	American Airlines Inc., Pass-Through Trust 2013-2B, 144A	5.600%	7/15/20	BBB–	1,348,745

928	American Airlines Inc., Pass-Through Trust 2016-1A	3.575%	1/15/28	AA+	917,679

2,805	British Airways 2018-1 Class AA Pass-Through Trust, 144A	3.800%	9/20/31	Aa2	2,819,025

2,520	Northwest Airlines Trust Pass-Through Certificates 2007-1	7.027%	11/01/19	A	2,654,396
	Total Airlines				9,754,845

	Auto Components – 0.5%

750	American & Axle Manufacturing Inc., 144A, (3)	6.250%	4/01/25	BB–	748,125

1,180	American & Axle Manufacturing Inc., (3)	6.625%	10/15/22	BB–	1,221,300

2,000	Lear Corporation	5.375%	3/15/24	BBB–	2,097,394
	Total Auto Components				4,066,819

	Automobiles – 0.7%

5,680	General Motors Corporation	4.000%	4/01/25	BBB	5,612,155

	Banks – 8.4%

2,435	Banco Santander SA	3.800%	2/23/28	A–	2,347,475

3,662	Bank of America Corporation, 144A	3.419%	12/20/28	A	3,505,318

4,064	Bank of America Corporation	4.000%	4/01/24	A	4,151,138

4,105	Bank of America Corporation	3.248%	10/21/27	A	3,866,297

3,800	Barclays Bank PLC	3.650%	3/16/25	A	3,660,650

1,405	Citigroup Inc.	4.500%	1/14/22	A	1,459,604

6,495	Citigroup Inc.	3.750%	6/16/24	A	6,523,155

3,155	Citigroup Inc.	3.200%	10/21/26	A	3,001,253

2,995	Citigroup Inc.	4.300%	11/20/26	A–	2,994,761

2,375	HSBC Holdings PLC	4.375%	11/23/26	A+	2,363,803

2,100	ING Groep N.V	3.950%	3/29/27	A+	2,081,876

Principal Amount (000) (8)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Banks (continued)

$1,400	JP Morgan Chase & Company	4.500%	1/24/22	A+	$1,455,266

9,750	JP Morgan Chase & Company	3.200%	1/25/23	A+	9,654,383

1,100	JP Morgan Chase & Company	3.875%	9/10/24	A	1,097,697

2,715	JP Morgan Chase & Company	4.260%	2/22/48	A+	2,726,299

2,425	PNC Financial Services Inc.	3.150%	5/19/27	A+	2,329,854

1,220	Royal Bank of Scotland Group PLC	6.100%	6/10/23	BBB	1,294,748

3,335	Santander UK PLC, 144A	5.000%	11/07/23	A–	3,449,581

3,090	SunTrust Banks Inc.	2.450%	8/01/22	A–	2,976,144

3,505	Wells Fargo & Company	4.600%	4/01/21	A+	3,638,343
	Total Banks				64,577,645

	Beverages – 1.2%

5,785	Anheuser Busch InBev Financial Incorporated, Fixed Rate Note, Series 2016	3.650%	2/01/26	A–	5,747,144

3,870	Heineken NV, 144A	3.500%	1/29/28	BBB+	3,756,265
	Total Beverages				9,503,409

	Building Products – 0.5%

930	American Woodmark Corp, 144A	4.875%	3/15/26	BB	907,913

2,740	Owens Corning Incorporated	4.200%	12/15/22	BBB	2,813,352
	Total Building Products				3,721,265

	Capital Markets – 5.7%

4,845	Charles Schwab Corporation	2.650%	1/25/23	A	4,728,727

3,630	Deutsche Bank AG	4.875%	12/01/32	BBB	3,356,334

1,500	Donnelley Financial Solutions, Inc.	8.250%	10/15/24	B	1,588,125

1,375	Goldman Sachs Group, Inc.	5.250%	7/27/21	A	1,456,031

900	Goldman Sachs Group, Inc.	5.750%	1/24/22	A	973,593

10,550	Goldman Sachs Group, Inc.	4.000%	3/03/24	A	10,678,480

2,295	Goldman Sachs Group, Inc.	4.250%	10/21/25	A–	2,305,535

4,915	Lazard Group LLC	3.625%	3/01/27	A–	4,776,965

3,070	Morgan Stanley	4.000%	7/23/25	A	3,095,255

8,500	Morgan Stanley	3.950%	4/23/27	A–	8,270,800

2,415	Northern Trust Company	3.950%	10/30/25	A+	2,481,424
	Total Capital Markets				43,711,269

	Chemicals – 1.6%

3,000	Agrium Inc.	3.375%	3/15/25	BBB	2,910,819

995	Chemours Co	5.375%	5/15/27	BB–	997,488

1,000	CVR Partners LP / CVR Nitrogen Finance Corp., 144A	9.250%	6/15/23	B+	1,064,700

1,000	FXI Holdings, Inc., 144A	7.875%	11/01/24	B	979,375

1,950	Hexion Inc.	6.625%	4/15/20	CCC+	1,818,375

1,500	NOVA Chemicals Corporation, 144A	5.250%	8/01/23	BBB–	1,509,375

1,350	NOVA Chemicals Corporation, 144A	5.000%	5/01/25	BBB–	1,295,595

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    March 31, 2018

(Unaudited)

Principal Amount (000) (8)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Chemicals (continued)

$1,000	Office Cherifien Des Phosphates SA, 144A	5.625%	4/25/24	BBB–	$1,055,000

750	Tronox Inc., 144A, (WI/DD)	6.500%	4/15/26	B–	750,000
	Total Chemicals				12,380,727

	Commercial Services & Supplies – 0.5%

2,105	AerCap Ireland Capital Limited / AerCap Global Aviation Trust	3.950%	2/01/22	BBB–	2,113,289

800	Arch Merger Sub Inc., 144A, (3)	8.500%	9/15/25	B–	740,000

1,000	Olympus Merger Sub, Inc., 144A	8.500%	10/15/25	B3	967,500
	Total Commercial Services & Supplies				3,820,789

	Communications Equipment – 0.3%

2,300	Qualcomm, Inc.	2.100%	5/20/20	A1	2,273,486

	Construction & Engineering – 0.3%

1,250	HC2 Holdings, Inc., 144A	11.000%	12/01/19	B–	1,289,963

750	New Enterprise Stone & Lime Co Inc., 144A	6.250%	3/15/26	B+	750,938
	Total Construction & Engineering				2,040,901

	Consumer Finance – 1.3%

3,938	Capital One Bank	3.375%	2/15/23	Baa1	3,836,274

750	Credit Acceptance Corporation	7.375%	3/15/23	BB	780,938

1,750	Discover Bank	4.250%	3/13/26	BBB+	1,755,600

3,405	Ford Motor Credit Company, (3)	3.810%	1/09/24	BBB	3,336,946
	Total Consumer Finance				9,709,758

	Containers & Packaging – 0.3%

1,740	International Paper Company	8.700%	6/15/38	BBB	2,516,948

	Diversified Consumer Services – 0.1%

1,014	Prime Security Services Borrower LLC / Prime Finance, Inc., 144A	9.250%	5/15/23	B–	1,098,923

	Diversified Financial Services – 1.0%

3,510	BNP Paribas, 144A	4.375%	5/12/26	A	3,497,078

1,955	Jefferies Group Inc.	4.850%	1/15/27	BBB	1,997,997

2,000	Quicken Loans Inc., 144A	5.250%	1/15/28	Ba1	1,870,000
	Total Diversified Financial Services				7,365,075

	Diversified Telecommunication Services – 2.5%

2,335	AT&T, Inc.	3.800%	3/15/22	A–	2,367,223

3,875	AT&T, Inc.	3.400%	8/14/24	A–	3,892,744

883	Frontier Communications Corporation	8.500%	4/15/20	B	888,519

500	Frontier Communications Corporation	11.000%	9/15/25	B	374,688

2,175	GCI Inc.	6.875%	4/15/25	B+	2,278,313

1,000	IntelSat Jackson Holdings	5.500%	8/01/23	CCC+	810,000

2,360	Qwest Corporation	6.750%	12/01/21	BBB–	2,529,614

1,350	Telecom Italia SpA, 144A	5.303%	5/30/24	BBB–	1,373,625

Principal Amount (000) (8)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		Diversified Telecommunication Services (continued)

$1,800		Telenet Finance Luxembourg Notes Sarl, 144A	5.500%	3/01/28	BB	$1,720,395

3,215		Verizon Communications	4.125%	8/15/46	A–	2,888,280
		Total Diversified Telecommunication Services				19,123,401

		Electric Utilities – 0.2%

1,115		FirstEnergy Transmission LLC, 144A	4.350%	1/15/25	Baa2	1,146,751

680		Intergen NV, 144A	7.000%	6/30/23	B1	680,000
		Total Electric Utilities				1,826,751

		Electrical Equipment – 0.2%

1,540		Park Aerospace Holdings Limited, 144A	5.250%	8/15/22	BB	1,508,738

		Energy Equipment & Services – 0.4%

1,500		Ensco PLC	5.200%	3/15/25	BB–	1,220,625

1,165		Oceaneering International Inc.	6.000%	2/01/28	BBB–	1,151,232

1,000		Precision Drilling Corporation, 144A, (3)	7.125%	1/15/26	BB	990,000
		Total Energy Equipment & Services				3,361,857

		Equity Real Estate Investment Trusts – 0.9%

3,070		American Tower Company	5.000%	2/15/24	BBB	3,239,366

2,080		Piedmont Operating Partnership LP	4.450%	3/15/24	BBB	2,115,030

1,420		Plum Creek Timberlands LP	4.700%	3/15/21	BBB	1,475,772
		Total Equity Real Estate Investment Trusts				6,830,168

		Food & Staples Retailing – 0.6%

2,975		Sysco Corporation	3.300%	7/15/26	A3	2,869,303

2,000		Walgreens Boots Alliance, Inc.	3.800%	11/18/24	BBB	1,968,800
		Total Food & Staples Retailing				4,838,103

		Food Products – 0.8%

2,460		Bunge Limited Finance Company	3.250%	8/15/26	BBB	2,311,354

1,000		JBS USA LUX SA / JBS USA Finance Inc., 144A	6.750%	2/15/28	B	960,000

2,235		Kraft Heinz Foods Company	4.375%	6/01/46	BBB	2,036,332

800		Post Holdings Inc., 144A	5.625%	1/15/28	B	764,000
		Total Food Products				6,071,686

		Gas Utilities – 0.2%

1,250		Suburban Propane Partners LP	5.500%	6/01/24	BB–	1,203,125

		Health Care Equipment & Supplies – 0.1%

400	EUR	Synlab Bondco PLC, 144A	6.250%	7/01/22	B+	512,212

		Health Care Providers & Services – 0.8%

1,000		Community Health Systems, Inc., (3)	6.875%	2/01/22	Caa2	578,750

740		Community Health Systems, Inc.	6.250%	3/31/23	B2	681,725

3,815		CVS Health Corp	4.300%	3/25/28	Baa1	3,838,556

920		HCA Inc.	5.500%	6/15/47	BBB–	888,950

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    March 31, 2018

(Unaudited)

Principal Amount (000) (8)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Health Care Providers & Services (continued)

$500	Kindred Healthcare Inc.	6.375%	4/15/22	B–	$501,250
	Total Health Care Providers & Services				6,489,231

	Health Care Technology – 0.2%

1,145	Exela Intermediate LLC / Exela Financial Inc., 144A	10.000%	7/15/23	B	1,157,881

	Hotels, Restaurants & Leisure – 0.3%

720	1011778 BC ULC/New Red Finance Inc., 144A	5.000%	10/15/25	B–	685,584

1,550	VOC Escrow Ltd, 144A	5.000%	2/15/28	Ba2	1,472,500
	Total Hotels, Restaurants & Leisure				2,158,084

	Household Durables – 0.8%

1,000	Apex Tool Group LLC / BC Mountain Finance Inc., 144A	9.000%	2/15/23	B–	1,000,000

2,940	Harman International Industries, Inc.	4.150%	5/15/25	BBB+	2,974,604

2,505	Newell Brands Inc.	4.200%	4/01/26	BBB–	2,481,348
	Total Household Durables				6,455,952

	Household Products – 0.2%

1,300	Kimberly-Clark de Mexico, S.A.B. de C.V, 144A	3.250%	3/12/25	A	1,232,393

	Independent Power & Renewable Electricity Producers – 0.1%

1,000	Talen Energy Supply LLC, (3)	6.500%	6/01/25	B+	705,000

	Industrial Conglomerates – 1.1%

1,000	Alfa SAB de CV, 144A, (3)	5.250%	3/25/24	BBB–	1,038,750

3,740	GE Capital International Funding CO	4.418%	11/15/35	A+	3,643,083

3,200	Siemens Financieringsmaatschappij NV, 144A	3.400%	3/16/27	A+	3,165,191

1,000	Stena International SA, 144A	5.750%	3/01/24	BB–	933,750
	Total Industrial Conglomerates				8,780,774

	Insurance – 2.8%

646	AFLAC Insurance	6.450%	8/15/40	A–	823,120

3,000	Fairfax US Inc., 144A	4.875%	8/13/24	BBB–	3,107,257

3,370	Liberty Mutual Group Inc., 144A	4.950%	5/01/22	BBB	3,557,402

2,535	Lincoln National Corporation	4.000%	9/01/23	A–	2,588,643

3,015	Symetra Financial Corporation	4.250%	7/15/24	Baa1	3,001,168

2,075	Unum Group	4.000%	3/15/24	BBB	2,102,154

1,805	Willis North America, Inc.	3.600%	5/15/24	BBB	1,774,814

4,790	XLIT Limited	4.450%	3/31/25	BBB	4,833,318
	Total Insurance				21,787,876

	Internet Software & Services – 0.4%

2,865	eBay Inc.	3.800%	3/09/22	BBB+	2,910,554

	Machinery – 0.5%

3,370	John Deere Capital Corporation	2.650%	6/24/24	A	3,231,718

Principal Amount (000) (8)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		Machinery (continued)

$1,000		Navistar International Corporation, 144A	6.625%	11/01/25	B–	$1,000,000
		Total Machinery				4,231,718

		Marine – 0.3%

1,595		Eletson Holdings Inc., 144A	9.625%	1/15/22	Caa2	877,250

500		Navios Maritime Acquisition Corporation, 144A, (3)	8.125%	11/15/21	B	408,750

1,000		Navios Maritime Holdings Inc., 144A	11.250%	8/15/22	B–	1,001,250
		Total Marine				2,287,250

		Media – 1.5%

2,260		CBS Corporation	4.000%	1/15/26	BBB	2,228,369

1,790		Comcast Corporation	6.400%	5/15/38	A–	2,274,132

1,500		Lee Enterprises Inc., 144A, (3)	9.500%	3/15/22	B2	1,567,500

1,000		Meredith Corporation, 144A	6.875%	2/01/26	B	1,026,250

1,805		Time Warner Inc.	3.875%	1/15/26	BBB+	1,767,190

1,750	CAD	Videotron Limited, 144A	5.625%	6/15/25	BB	1,431,921

1,600		VTR Finance BV, 144A	6.875%	1/15/24	BB–	1,666,416
		Total Media				11,961,778

		Metals & Mining – 1.4%

1,500		First Quantum Minerals Ltd, 144A	6.500%	3/01/24	B	1,421,250

2,430		Glencore Funding LLC, 144A	3.875%	10/27/27	BBB	2,305,001

1,520		Hudbay Minerals, Inc., 144A	7.250%	1/15/23	B+	1,577,000

1,000		IAMGOLD Corporation, 144A	7.000%	4/15/25	B+	1,022,500

1,000		Northwest Acquisition/Dominion Finco Inc., 144A	7.125%	11/01/22	BB	1,020,000

1,000		SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp., 144A	7.500%	6/15/25	BB–	1,030,000

1,045		United States Steel Corp, (3)	6.250%	3/15/26	BB–	1,041,081

1,650		Warrior Met Coal LLC, 144A	8.000%	11/01/24	B	1,678,875
		Total Metals & Mining				11,095,707

		Multi-Utilities – 0.2%

1,750		Sempra Energy	3.400%	2/01/28	BBB+	1,673,540

		Oil, Gas & Consumable Fuels – 4.9%

2,000		Abu Dhabi Crude Oil Pipeline LLC, 144A	4.600%	11/02/47	AA	1,943,000

2,435		Baker Hughes a GE Co LLC	2.773%	12/15/22	A–	2,383,536

1,262		Berkshire Hathaway Energy Company	6.125%	4/01/36	A–	1,606,273

1,025		Cheniere Corpus Christi Holdings, LLC	5.125%	6/30/27	BB–	1,017,313

2,405		Enterprise Products Operating LLC	2.800%	2/15/21	BBB+	2,378,361

1,500		EP Energy LLC and Everest Acquisition Finance, Inc., 144A	9.375%	5/01/24	Caa2	1,066,875

2,700		MPLX LP	4.875%	6/01/25	BBB	2,817,766

1,880		Occidental Petroleum Corporation	3.400%	4/15/26	A	1,858,483

1,000		PBF Holding Company LLC	7.250%	6/15/25	BB	1,038,750

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    March 31, 2018

(Unaudited)

Principal Amount (000) (8)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Oil, Gas & Consumable Fuels (continued)

$1,275	Petro Canada	6.800%	5/15/38	A–	$1,685,605

1,000	Petrobras Global Finance BV	7.375%	1/17/27	Ba2	1,082,500

1,575	Petroleos del Peru SA, 144A	4.750%	6/19/32	BBB+	1,534,995

5,765	Petroleos Mexicanos, 144A	5.350%	2/12/28	BBB+	5,649,700

1,345	Sabine Pass Liquefaction LLC	5.875%	6/30/26	BBB–	1,469,279

1,910	Sunoco Logistics Partners LP	4.000%	10/01/27	BBB–	1,808,167

1,000	Sunoco LP / Sunoco Finance Corp., 144A	4.875%	1/15/23	BB	963,750

670	Targa Resources Inc.	4.250%	11/15/23	BB–	643,200

2,500	Valero Energy Corporation	3.400%	9/15/26	BBB	2,397,176

1,915	Western Gas Partners LP	4.500%	3/01/28	BBB–	1,917,571

2,875	Woodside Finance Limited, 144A	3.650%	3/05/25	BBB+	2,845,311
	Total Oil, Gas & Consumable Fuels				38,107,611

	Paper & Forest Products – 0.3%

2,100	Domtar Corporation	6.750%	2/15/44	BBB–	2,340,051

	Personal Products – 0.1%

1,145	Coty Inc., 144A, (WI/DD)	6.500%	4/15/26	BB	1,150,725

	Pharmaceuticals – 0.4%

1,515	Teva Pharmaceutical Finance Netherlands III BV, 144A, (3)	6.750%	3/01/28	BB	1,494,792

1,460	Valeant Pharmaceuticals International, 144A	5.500%	11/01/25	BB–	1,421,310
	Total Pharmaceuticals				2,916,102

	Real Estate Management & Development – 0.3%

1,500	Hunt Cos Inc., 144A	6.250%	2/15/26	BB–	1,448,055

750	Mattamy Group Corporation, 144A	6.500%	10/01/25	BB	757,500
	Total Real Estate Management & Development				2,205,555

	Road & Rail – 0.5%

2,222	Herc Rentals, Inc., 144A, (3)	7.750%	6/01/24	B+	2,405,315

1,100	The Hertz Corporation, 144A, (3)	7.625%	6/01/22	BB–	1,112,375
	Total Road & Rail				3,517,690

	Semiconductors & Semiconductor Equipment – 0.6%

2,655	Intel Corporation	3.150%	5/11/27	A+	2,595,085

2,425	Texas Instruments Incorporated	2.900%	11/03/27	A+	2,306,856
	Total Semiconductors & Semiconductor Equipment				4,901,941

	Software – 0.3%

2,450	Microsoft Corporation	3.300%	2/06/27	AAA	2,430,667

	Specialty Retail – 1.1%

2,000	AutoNation Inc.	4.500%	10/01/25	BBB–	2,034,477

2,900	Bed Bath and Beyond Incorporated	5.165%	8/01/44	Baa2	2,409,834

1,500	L Brands, Inc.	6.875%	11/01/35	BB+	1,455,000

Principal Amount (000) (8)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Specialty Retail (continued)

$2,405	Lowes Companies, Inc.	3.100%	5/03/27	A–	$2,315,167
	Total Specialty Retail				8,214,478

	Trading Companies & Distributors – 0.3%

1,995	Air Lease Corporation	3.875%	4/01/21	BBB	2,024,622

515	Ashtead Capital Inc., 144A	4.125%	8/15/25	BBB–	494,400
	Total Trading Companies & Distributors				2,519,022

	Wireless Telecommunication Services – 0.9%

1,000	Hughes Satellite Systems Corporation	6.625%	8/01/26	BB–	1,000,000

1,040	Millicom International Cellular SA, 144A	5.125%	1/15/28	BB+	991,900

500	Sprint Capital Corporation	6.875%	11/15/28	B+	466,875

1,991	Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC, 144A	3.360%	9/20/21	Baa2	1,978,184

2,650	Telefonica Emisiones SAU	4.103%	3/08/27	BBB	2,645,566
	Total Wireless Telecommunication Services				7,082,525
	Total Corporate Bonds (cost $401,699,487)				398,137,481

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 24.3%

$5,075	Ally Auto Receivables Trust, Series 2017-3	2.010%	3/15/22	AAA	$4,981,475

5,390	American Express Credit Card Master Trust, Series 2017-1	1.930%	9/15/22	Aaa	5,317,322

2,270	American Homes 4 Rent, Series 2014-SFR2, 144A	3.786%	10/17/36	Aaa	2,321,399

2,270	AmeriCold LLC Trust, Series 2010, 144A	6.811%	1/14/29	AA–	2,433,482

22	Bank of America Alternative Loan Trust, Series 2005-5 2 CB1	6.000%	6/25/35	Caa1	21,522

1,200	Bank of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7	4.366%	9/17/48	A–	1,214,488

770	Bank of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7	3.167%	9/17/48	BBB–	629,954

5,155	Bank of America Credit Card Trust, Series 2017-A1	1.950%	8/15/22	Aaa	5,083,482

2,400	Barclays Commercial Mortgage, Mortgage Pass-Through Certificates, Series 2015-STP, 144A	4.427%	9/10/28	BBB–	2,387,914

4,900	Citibank Credit Card Issuance Trust, Series 2014-A6	2.150%	7/15/21	Aaa	4,873,034

3,000	Cold Storage Trust, Commercial Mortgage Backed Securities, Series 2017-ICE3, 144A, (1-Month LIBOR reference rate + 1.000% spread), (4)	2.777%	4/15/36	AAA	3,010,224

3,940	Commercial Mortgage Pass-Through Certificates 2015-CR22	4.259%	3/12/48	A–	3,861,869

3,260	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26	4.643%	10/10/48	A–	3,191,083

1,610	Commercial Mortgage Pass-Through Certificates, Series 2016-SAVA, 144A, (1-Month LIBOR reference rate + 2.300% spread), (4)	4.040%	10/17/34	AA–	1,613,344

65	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2004-24CB	5.000%	11/25/19	BB+	64,952

669	Countrywide Home Loans Mortgage, Series 2005-27	5.500%	1/25/23	Caa1	661,213

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    March 31, 2018

(Unaudited)

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$116		Credit Suisse First Boston Mortgage Securities Corporation, Mortgage-Backed Pass-Through Certificates, Series 2003-23	5.750%	9/25/33	AA+	$120,822

3,254		DB Master Finance LLC, Series 2015-1A, 144A	3.980%	2/21/45	BBB	3,282,468

2,430		Discover Card Execution Note Trust 2012-A6	1.670%	1/18/22	AAA	2,402,491

1,950		Discover Card Execution Trust 2015-A2	1.900%	10/17/22	AAA	1,918,736

3,115		Discover Card Execution Trust 2017-A2	2.390%	7/15/24	AAA	3,057,186

3,662		Dominos Pizza Master Issuer LLC, Series 2017-1A, 144A	3.082%	7/25/47	BBB+	3,584,450

3,512		Domino’s Pizza Master Issuer LLC, 144A, (3-Month LIBOR reference rate + 1.250% spread), (4)	2.995%	7/25/47	BBB+	3,541,432

93		Fannie Mae Mortgage Interest Strips	5.000%	9/01/24	N/R	3,901

3		Fannie Mae Mortgage Pool FN AL1187	5.500%	7/01/24	N/R	3,061

632		Fannie Mae Mortgage Pool FN 255956	5.500%	10/01/25	N/R	686,195

43		Fannie Mae Mortgage Pool FN 745101	6.000%	4/01/32	N/R	47,112

184		Fannie Mae Mortgage Pool FN 745324	6.000%	3/01/34	N/R	198,460

81		Fannie Mae Mortgage Pool FN 725205	5.000%	3/01/34	N/R	87,284

113		Fannie Mae Mortgage Pool FN 725773	5.500%	9/01/34	N/R	123,430

45		Fannie Mae Mortgage Pool FN 735060	6.000%	11/01/34	N/R	50,888

35		Fannie Mae Mortgage Pool FN 824163	5.500%	4/01/35	N/R	37,883

48		Fannie Mae Mortgage Pool FN 831377	6.500%	4/01/36	N/R	54,590

22		Fannie Mae Mortgage Pool FN 852909	6.500%	4/01/36	N/R	25,052

76		Fannie Mae Mortgage Pool FN 893318	6.500%	8/01/36	N/R	85,374

7		Fannie Mae Mortgage Pool FN 905597, (12-Month LIBOR reference rate + 1.760% spread), (4)	3.510%	12/01/36	N/R	7,260

47		Fannie Mae Mortgage Pool FN 944340	6.000%	6/01/37	N/R	52,480

34		Fannie Mae Mortgage Pool FN 946228, (12-Month LIBOR reference rate + 1.614% spread), (4)	3.364%	9/01/37	N/R	34,500

41		Fannie Mae Mortgage Pool FN 256890	6.000%	9/01/37	N/R	42,400

—	(5)	Fannie Mae Mortgage Pool FN 889618	5.500%	5/01/38	N/R	112

—	(5)	Fannie Mae Mortgage Pool FN 985344	5.500%	7/01/38	N/R	70

200		Fannie Mae Mortgage Pool FN AA0005	5.500%	11/01/38	N/R	218,905

112		Fannie Mae Mortgage Pool FN AA0889	5.500%	12/01/38	N/R	122,019

9,024		Fannie Mae Mortgage Pool FN AS7348	3.500%	6/01/46	N/R	9,047,372

9,139		Fannie Mae Mortgage Pool FN AS8269	3.000%	11/01/46	N/R	8,913,311

5,430		Fannie Mae TBA, (WI/DD)	4.500%	TBA	N/R	5,683,701

8,395		Fannie Mae TBA, (WI/DD)	4.000%	TBA	N/R	8,611,026

2,585		Fannie Mae TBA, (WI/DD)	3.500%	TBA	N/R	2,588,667

6,195		Fannie Mae TBA, (WI/DD)	3.000%	TBA	N/R	6,036,816

2,000		Fifth Third Auto Trust, Series 2017-1	1.800%	2/15/22	AAA	1,967,746

2,050		Finance of America Structured Security Trust, Series 2017-HB1, 144A	3.624%	11/25/27	Baa2	2,047,991

3,455		Flagstar Mortgage Trust, Series 2017-2, 144A	3.500%	10/25/47	Aaa	3,448,028

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$2,987	Focus Brands Funding LLC, Asset Backed Security, 144A	5.093%	4/30/47	BBB	$3,081,738

6,988	Freddie Mac Gold Mortgage Pool	3.500%	2/01/47	N/R	7,010,803

11,514	Freddie Mac Gold Mortgage Pool	3.500%	11/01/47	N/R	11,541,000

221	Freddie Mac Mortgage Pool, Various	6.500%	7/01/31	N/R	249,098

46	Freddie Mac Mortgage Pool, Various	7.000%	8/01/37	N/R	49,200

2,465	Goldman Sachs Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2015-GC32	3.345%	7/10/48	BBB–	1,994,737

3,000	Honda Auto Receivables Owner Trust 2017-2	1.870%	9/15/23	AAA	2,924,787

1,069	Impac Secured Assets Corporation, Mortgage Pass-Through Certificates, Series 2000-3	8.000%	10/25/30	CCC	1,033,457

3,956	Invitation Homes 2018-SFR1 Trust, 144A, (1-Month LIBOR reference rate + 0.700% spread), (4)	2.508%	3/19/37	Aaa	3,968,375

3,540	Invitation Homes Trust 2015-SFR1, 144A, (1-Month LIBOR reference rate + 1.450% spread), (4)	3.200%	3/18/32	Aaa	3,542,868

1,871	Invitation Homes Trust 2017-SFR3, 144A, (1-Month LIBOR reference rate + 0.850% spread), (4)	2.658%	12/19/36	Aaa	1,885,169

651	JP Morgan Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2007-S1, (1-Month LIBOR reference rate + 0.280% spread), (4)	2.152%	6/25/37	Caa1	640,520

5,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Pass-Through Certificates Trust 2017-MAUI, 144A, (1-Month LIBOR reference rate + 0.830% spread), (4)	2.548%	7/17/34	AAA	5,009,532

1,500	JP Morgan Chase Commercial Mortgage Securities Trust, Pass-Through Certificates 2017-JP5	3.723%	3/17/50	Aaa	1,519,510

2,152	Master RePerforming Loan Trust 2005-1, 144A	7.500%	8/25/34	B3	2,211,254

2,750	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, 144A	4.755%	6/17/47	BBB–	2,436,614

1,955	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, 144A	4.241%	4/17/48	BBB–	1,653,093

1,930	New Residential Advance Receivable Trust, Series 2016-T1, 144A	4.377%	6/15/49	BBB	1,919,628

3,100	New Residential Advance Receivable Trust, Series 2017-T1, 144A	4.002%	2/15/51	BBB	3,048,318

3,148	New Residential Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2017-6A, 144A	4.000%	8/25/57	Aaa	3,196,219

3,900	OMART Receivables Trust, Series 2016-T2, 144A	4.446%	8/16/49	BBB	3,946,453

80	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2005-QS12	5.500%	8/25/35	Caa2	76,308

1,546	Sequoia Mortgage Trust, Mortgage Pass-Through Certificates, Series 2017-CH2, 144A	4.000%	12/25/47	Aaa	1,567,182

4,294	Shellpoint Co-Originator Trust, Series 2017-2, 144A	3.500%	10/25/47	Aaa	4,308,662

3,144	Starwood Waypoint Homes Trust, 2017-1, 144A, (1-Month LIBOR reference rate + 0.950% spread), (4)	2.727%	1/22/35	Aaa	3,160,451

1,827	Taco Bell Funding LLC, Series 2016-1A, 144A	4.377%	5/25/46	BBB	1,872,255

179	Wachovia Mortgage Loan Trust LLC, Mortgage Pass-Through Certificates, Series 2005-B	3.753%	10/20/35	D	174,965

160	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2004-RA3	6.260%	8/25/38	AA	167,400

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    March 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$1,635	Wells Fargo Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-C30, 144A	4.497%	9/17/58	BBB–	$1,479,363

10	Wells Fargo Mortgage Backed Securities, 2005-AR16 Class 3A2	3.865%	2/25/35	AA+	10,340

2,580	World Omni Auto Receivables Trust, Series 2016-B	1.300%	2/15/22	AAA	2,541,620
$189,322	Total Asset-Backed and Mortgage-Backed Securities (cost $188,968,452)				188,020,895

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 7.9%

	Automobiles – 0.3%

$2,470	General Motors Financial Company Inc., (3)	5.750%	N/A (6)	BB+	$2,426,775

	Banks – 2.9%

3,865	Bank of America Corporation	5.880%	N/A (6)	BBB–	3,889,382

2,695	Bank of America Corporation	6.300%	N/A (6)	BBB–	2,890,388

2,000	Cobank Agricultural Credit Bank	6.250%	N/A (6)	BBB+	2,133,050

4,000	JP Morgan Chase & Company	6.750%	N/A (6)	BBB–	4,364,000

2,797	KeyCorp, (3)	5.000%	N/A (6)	Baa3	2,755,045

1,000	M&T Bank Corporation	5.125%	N/A (6)	Baa2	997,500

4,570	SunTrust Bank Inc.	5.050%	N/A (6)	Baa3	4,541,438

1,000	Wachovia Capital Trust III	5.570%	N/A (6)	Baa2	996,300
21,927	Total Banks				22,567,103

	Capital Markets – 1.1%

2,325	Bank of New York Mellon	4.950%	N/A (6)	Baa1	2,380,521

3,005	Goldman Sachs Group Inc.	5.300%	N/A (6)	Ba1	3,012,512

1,000	Morgan Stanley	5.550%	N/A (6)	BB+	1,031,020

1,605	State Street Corporation	5.250%	N/A (6)	Baa1	1,649,137
7,935	Total Capital Markets				8,073,190

	Commercial Services & Supplies – 0.2%

1,550	AerCap Global Aviation Trust, 144A	6.500%	6/15/45	Ba1	1,672,063

	Consumer Finance – 0.8%

2,020	American Express Company	5.200%	N/A (6)	Baa2	2,050,300

3,920	Capital One Financial Corporation	5.550%	N/A (6)	Baa3	4,013,100
5,940	Total Consumer Finance				6,063,400

	Food Products – 0.4%

2,780	Land O’ Lakes Incorporated, 144A	8.000%	N/A (6)	BB	3,117,075

	Industrial Conglomerates – 0.5%

4,086	General Electric Capital Corporation	5.000%	N/A (6)	A–	4,045,140

	Insurance – 1.3%

2,000	Allstate Corporation	5.750%	8/15/53	Baa1	2,095,000

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Insurance (continued)

$3,870	American International Group Inc.	5.750%	4/01/48	Baa2	$3,920,310

3,730	MetLife Inc.	5.250%	N/A (6)	BBB	3,812,955
9,600	Total Insurance				9,828,265

	Oil, Gas & Consumable Fuels – 0.2%

1,000	Buckeye Partners LP., (3)	6.375%	1/22/78	Ba1	988,075

750	Plains All American Pipeline L.P, (3)	6.125%	N/A (6)	BB	723,750
1,750	Total Oil, Gas & Consumable Fuels				1,711,825

	Wireless Telecommunication Services – 0.2%

1,150	Colombia Telecommunicaciones S.A. ESP, 144A	8.500%	N/A (6)	B+	1,194,275
$59,188	Total $1,000 Par (or similar) Institutional Preferred (cost $59,556,207)				60,699,111

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CONTINGENT CAPITAL SECURITIES – 7.0% (7)

	Banks – 5.8%

$1,590	Australia and New Zealand Banking Group Limited of the United Kingdom, 144A, (3)	6.750%	N/A (6)	Baa2	$1,689,375

1,400	Banco Bilbao Vizcaya Argentaria S.A, (3)	6.125%	N/A (6)	Ba2	1,357,300

1,300	Banco Mercantil del Norte, 144A	7.625%	N/A (6)	BB	1,384,500

8,905	Credit Agricole SA, 144A	7.875%	N/A (6)	BBB–	9,675,282

2,000	Credit Agricole SA, 144A, (3)	8.125%	N/A (6)	BBB–	2,278,376

2,410	HSBC Holdings PLC	6.875%	N/A (6)	BBB	2,545,563

2,000	ING Groep N.V	6.000%	N/A (6)	BBB–	2,050,000

2,300	Intesa Sanpaolo SpA, 144A	7.700%	N/A (6)	BB–	2,409,250

3,000	Lloyds Banking Group PLC	7.500%	N/A (6)	Baa3	3,251,250

1,600	Nordea Bank AB, 144A	6.125%	N/A (6)	BBB	1,654,000

3,134	Royal Bank of Scotland Group PLC	7.500%	N/A (6)	Ba3	3,259,360

1,000	Societe Generale, 144A	7.375%	N/A (6)	BB+	1,063,750

1,880	Standard Chartered PLC, 144A	7.500%	N/A (6)	Ba1	1,988,100

7,540	UniCredit SpA, Reg S	8.000%	N/A (6)	B+	7,851,025

2,395	Westpac Banking Corp.	5.000%	N/A (6)	Baa2	2,213,237
42,454	Total Banks				44,670,368

	Capital Markets – 0.9%

2,000	Credit Suisse Group AG, 144A	7.500%	N/A (6)	BB	2,165,372

2,000	Macquarie Bank Limited, 144A	6.125%	N/A (6)	Ba1	1,952,500

2,800	UBS Group AG, Reg S	7.125%	N/A (6)	BB	2,911,843
6,800	Total Capital Markets				7,029,715

	Diversified Financial Services – 0.3%

2,330	BNP Paribas, 144A	7.375%	N/A (6)	BBB–	2,536,788
$51,584	Total Contingent Capital Securities (cost $54,673,360)				54,236,871

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    March 31, 2018

(Unaudited)

Principal Amount (000) (8)		Description (1)			Coupon	Maturity	Ratings (2)	Value

		SOVEREIGN DEBT – 5.3%

		Argentina – 0.6%

$5,250		Republic of Argentina			6.875%	1/11/48	B+	$4,790,625

		Egypt – 0.6%

4,400		Egypt Government International Bond, 144A			5.577%	2/21/23	B	4,462,480

		Germany – 1.6%

10,300	EUR	Deutschland Republic, Reg S			0.250%	2/15/27	Aaa	12,538,800

		Honduras – 0.4%

2,800		Republic of Honduras, 144A			8.750%	12/16/20	BB–	3,093,692

		Hungary – 1.0%

1,850,000	HUF	Republic of Hungary			3.000%	10/27/27	BBB–	7,652,186

		Oman – 0.3%

2,000		Oman Government International Bond, 144A			6.750%	1/17/48	Baa3	1,919,136

		Saudi Arabia – 0.4%

3,250		Saudi Government International Bond, 144A			3.625%	3/04/28	A1	3,086,356

		Sri Lanka – 0.4%

1,850		Republic of Sri Lanka, 144A			5.750%	1/18/22	B+	1,870,457

1,400		Republic of Sri Lanka, 144A			6.125%	6/03/25	B+	1,394,509
		Total Sri Lanka						3,264,966
		Total Sovereign Debt (cost $40,494,248)						40,808,241

Principal Amount (000)		Description (1)			Coupon	Maturity	Ratings (2)	Value

		U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 1.5%

$11,862		United States Treasury Notes			0.500%	1/15/28	Aaa	$11,638,034
$11,862		Total U.S. Government and Agency Obligations (cost $11,746,110)						11,638,034

Principal Amount (000)		Description (1)	Coupon (9)	Reference Rate (9)	Spread (9)	Maturity (10)	Ratings (2)	Value

		VARIABLE RATE SENIOR LOAN INTERESTS – 0.7% (9)

		Containers & Packaging – 0.2%

$1,000		Packaging Coordinators Inc., Second Lien Term Loan	10.530%	3-Month LIBOR	8.750%	6/30/24	CCC+	$1,000,000

985		Packaging Coordinators Inc., First Lien Term Loan	5.780%	3-Month LIBOR	4.000%	6/29/23	B	991,161
1,985		Total Containers & Packaging						1,991,161

		Diversified Financial Services – 0.1%

872		Jill Acquisition LLC, First Lien Term Loan B	6.772%	3-Month LIBOR	5.000%	5/08/22	B	848,083

		Independent Power & Renewable Electricity Producers – 0.1%

65		Empire Generating Company LLC, Term Loan C	6.030%	3-Month LIBOR	4.250%	3/13/21	CCC	54,946

660		Empire Generating Company LLC	6.030%	3-Month LIBOR	4.250%	3/13/21	CCC	550,804
725		Total Independent Power & Renewable Electricity Producers						605,750

Principal Amount (000)	Description (1)	Coupon (9)	Reference Rate (9)	Spread (9)	Maturity (10)	Ratings (2)	Value

	Professional Services – 0.3%

$1,000	Sedgwick Claims Management Service Inc., Second Lien Term Loan	7.734%	3-Month LIBOR	5.750%	2/28/22	CCC+	$1,006,750

1,000	Sedgwick Claims Management Service Inc., Second Lien Term Loan	7.627%	3-Month LIBOR	5.750%	2/28/22	CCC+	1,006,750
2,000	Total Professional Services						2,013,500
$5,582	Total Variable Rate Senior Loan Interests (cost $5,538,652)						5,458,494

Shares	Description (1)			Coupon		Ratings (2)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.3%

	Banks – 0.3%

20,600	AgriBank FCB, (11)			6.875%		BBB+	$2,224,800
	Total $25 Par (or similar) Retail Preferred (cost $2,060,000)						2,224,800

Principal Amount (000)	Description (1)		Optional Call Provisions (12)			Ratings (2)	Value

	MUNICIPAL BONDS – 0.2%

	Georgia – 0.2%

$1,550	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project P Bonds, Refunding Taxable Build America Bonds Series 2010A, 7.055%, 4/01/57		No Opt. Call			A–	$1,863,797
$1,550	Total Municipal Bonds (cost $1,686,331)						1,863,797

Shares	Description (1)						Value

	COMMON STOCKS – 0.0%

	Building Products – 0.0%

49	Dayton Superior Class A, (13), (14)						$—

55	Dayton Superior Class 1, (14)						1
	Total Building Products						1

	Independent Power & Renewable Electricity Producers – 0.0%

8,064	Dynegy Inc.						109,025
	Total Common Stocks (cost $270,063)						109,026
	Total Long-Term Investments (cost $766,692,910)						763,196,750

Shares	Description (1)			Coupon			Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 3.0%

	Money Market Funds – 3.0%

22,901,273	First American Government Obligations Fund, Class X, (15)			1.552% (16)			$22,901,273
	Total Investments Purchased with Collateral from Securities Lending (cost $22,901,273)						22,901,273

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    March 31, 2018

(Unaudited)

Shares	Description (1)	Coupon	Value

	SHORT-TERM INVESTMENTS – 3.6%

	Money Market Funds – 3.6%

28,127,226	First American Treasury Obligations Fund, Class Z	1.520% (16)	$28,127,226
	Total Short-Term Investments (cost $28,127,226)		28,127,226
	Total Investments (cost $817,721,409) – 105.3%		814,225,249
	Other Assets Less Liabilities – (5.3)% (17)		(40,619,378)
	Net Assets – 100%		$773,605,871

Investments in Derivatives

Forward Foreign Currency Contracts

Currency Purchased	Notional Amount (Local Currency)	Currency Sold	Notional Amount (Local Currency)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Canadian Dollar	9,500,000	U.S. Dollar	7,355,503	Goldman Sachs Bank USA	4/27/18	$22,449
Euro	8,000,000	U.S. Dollar	9,901,656	Bank of America, N.A.	4/13/18	(47,666)
Pound Sterling	5,700,000	U.S. Dollar	7,979,185	Bank of America, N.A.	4/27/18	27,724
Japanese Yen	870,000,000	U.S. Dollar	8,176,392	Deutsche Bank AG	4/27/18	14,836
South Korean Won	8,650,000,000	U.S. Dollar	8,007,035	Bank of America, N.A.	4/05/18	110,457
U.S. Dollar	8,786,170	Canadian Dollar	11,339,000	Goldman Sachs Bank USA	4/27/18	(19,998)
U.S. Dollar	8,048,651	Euro	6,500,000	Bank of America, N.A.	4/13/18	42,284
U.S. Dollar	8,161,213	Japanese Yen	870,000,000	Deutsche Bank AG	4/27/18	(30,015)
U.S. Dollar	7,816,810	Australian Dollar	10,000,000	Bank of America, N.A.	4/27/18	136,212
U.S. Dollar	9,825,440	Euro	8,000,000	Bank of America, N.A.	4/13/18	(28,550)
U.S. Dollar	7,961,344	South Korean Won	8,650,000,000	Bank of America, N.A.	4/05/18	(156,149)
U.S. Dollar	7,933,437	Pound Sterling	5,700,000	Bank of America, N.A.	4/27/18	(73,472)
U.S. Dollar	4,766,000	Euro	3,860,000	Bank of America, N.A.	4/13/18	11,450
U.S. Dollar	7,968,112	Hungarian Forint	2,009,000,000	Bank of America, N.A.	5/25/18	25,681
Total						$35,243

Credit Default Swaps – OTC Cleared

Referenced Entity	Buy/Sell Protection (18)	Notional Amount	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Maturity Date	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
Markit CDX.NA.HY.29	Buy	$63,200,000	5.000%	Quarterly	12/20/22	$(4,211,675)	$(4,508,927)	$297,252	$(250,995)

Futures Contracts

Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount*	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
Eurex Euro-Bund	Long	250	6/18	$48,208,071	$49,042,709	$834,638	$36,914
U.S. Treasury 5-Year Note	Long	878	6/18	100,181,829	100,496,704	314,875	96,031
U.S. Treasury 10-Year Note	Short	(1,326)	6/18	(159,782,154)	(160,632,469)	(850,315)	(310,781)
U.S. Treasury Long Bond	Long	187	6/18	26,879,988	27,418,875	538,887	140,250
U.S. Treasury Ultra 10-Year Note	Short	(336)	6/18	(43,103,900)	(43,632,750)	(528,850)	(131,250)
U.S. Treasury Ultra Bond	Long	221	6/18	34,482,402	35,463,594	981,192	255,531
Total				$6,866,236	$8,156,663	$1,290,427	$86,695
*	Total aggregate notional amount of long and short positions is $209,752,290 and $(202,886,054), respectively.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$398,137,481	$—	$398,137,481
Asset-Backed and Mortgage-Backed Securities	—	188,020,895	—	188,020,895
$1,000 Par (or similar) Institutional Preferred	—	60,699,111	—	60,699,111
Contingent Capital Securities	—	54,236,871	—	54,236,871
Sovereign Debt	—	40,808,241	—	40,808,241
U.S. Government and Agency Obligations	—	11,638,034	—	11,638,034
Variable Rate Senior Loan Interests	—	5,458,494	—	5,458,494
$25 Par (or similar) Retail Preferred	—	2,224,800	—	2,224,800
Municipal Bonds	—	1,863,797	—	1,863,797
Common Stocks	109,025	—	1	109,026
Investments Purchased with Collateral from Securities Lending	22,901,273	—	—	22,901,273
Short-Term Investments:
Money Market Funds	28,127,226	—	—	28,127,226
Investments in Derivatives:
Forward Foreign Currency Contracts*	—	35,243	—	35,243
Credit Default Swaps*	—	297,252	—	297,252
Futures Contracts*	86,695	—	—	86,695
Total	$51,224,219	$763,420,219	$1	$814,644,439
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment, temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of March 31, 2018.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$817,209,280
Gross unrealized:
Appreciation	11,048,926
Depreciation	(14,032,957)
Net unrealized appreciation (depreciation) of investments	$(2,984,031)

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    March 31, 2018

(Unaudited)

Tax cost of forwards	$35,243
Net unrealized appreciation (depreciation) of forwards	—

Tax cost of swaps	$(4,211,675)
Net unrealized appreciation (depreciation) of swaps	—

Tax cost of futures	$1,290,427
Net unrealized appreciation (depreciation) of futures	—

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $22,086,600.

(4)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(5)	Principal Amount (000) rounds to less than $1,000.

(6)	Perpetual security. Maturity date is not applicable.

(7)	Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.

(8)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(9)	Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan. The rate shown is the coupon as of the end of the reporting period.

(10)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(11)	For fair value measurement purposes, investment classified as Level 2.

(12)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(13)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(14)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(15)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(16)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

(17)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

(18)	The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

CAD	Canadian Dollar

EUR	Euro

HUF	Hungarian Forint

LIBOR	London Inter-Bank Offered Rate

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

TBA	To be announced. Maturity date not known prior to settlement of this transaction.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By (Signature and Title)	/s/ Christopher M. Rohrbacher
Christopher M. Rohrbacher
Vice President and Secretary

Date: May 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: May 30, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2018